     As filed with the Securities and Exchange Commission on April 24, 2003

                                                              FILE NO. 333-64338
                                                                       811-07727
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES


                                   ACT OF 1933


                        PRE-EFFECTIVE AMENDMENT NO.                      [ ]


                        POST-EFFECTIVE AMENDMENT NO. 3                   [X]

                                     AND/OR

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                         [X]


                                AMENDMENT NO. 4
                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------



                          VARIABLE ANNUITY ACCOUNT FIVE
                           (Exact Name of Registrant)



                     AIG SunAmerica Life Assurance Company
      (formerly doing business as ANCHOR NATIONAL LIFE INSURANCE COMPANY)
                            ("AIG SunAmerica Life")


                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022

              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (310) 772-6000


                            CHRISTINE A. NIXON, ESQ.
                     AIG SunAmerica Life Assurance Company


                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022

                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective:

     __ immediately upon filing pursuant to paragraph (b) of Rule 485 to paragraph (b) of Rule 485


     X   on April 30, 2003 pursuant to paragraph (b) of Rule 485


     __  60 days after filing pursuant to paragraph (a) of Rule 485

     __  on _________ pursuant to paragraph (a) of Rule 485


Title of Securities being registered: Interest in a Separate Account under flexible payment deferred annuity contracts.


================================================================================

                     AIG SunAmerica Life Assurance Company
--------------------------------------------------------------------------------
                          VARIABLE ANNUITY ACCOUNT FIVE
                                SUPPLEMENT TO THE
                        SEASONS ADVISOR VARIABLE ANNUITY
                        PROSPECTUS DATED JULY 29, 2002
--------------------------------------------------------------------------------

The date of the Prospectus has been changed to April 30, 2003.


All references in the Prospectus to the date of the Statement of Additional Information are hereby changed to April 30, 2003.


Date:   April 30, 2003

                Please keep this Supplement with your Prospectus.

                          VARIABLE ANNUITY ACCOUNT FIVE
             (Portion Relating to SEASONS ADVISOR VARIABLE ANNUITY)
                              PART A -- PROSPECTUS






Incorporated herein by reference to Post-Effective Amendment No. 2 under Securities Act of 1933 (the 33 Act) and Amendment No. 3 under the
Investment Company Act of 1940 (the 40 Act) to Registration Statement file Nos. 333-64338 and 811-07727, filed on Form N-4 on July 22, 2002, accession No. 0000950148-02-001734.

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.



ITEM NUMBER IN FORM N-4                                                                  CAPTION
----------------------------------------------------------------  -----------------------------------------------------
      15.  Cover Page...........................................  Cover Page
      16.  Table of Contents....................................  Table of Contents
      17.  General Information and History......................  The Seasons Advisor Variable Annuity (P); Separate
                                                                    Account; General Account; Investment Options (P);
                                                                    Other Information (P)
      18.  Services.............................................  Other Information (P)
      19.  Purchase of Securities Being Offered.................  Purchasing a Seasons Advisor Variable Annuity (P)
      20.  Underwriters.........................................  Distribution of Contracts
      21.  Calculation of Performance Data......................  Performance Data
      22.  Annuity Payments.....................................  Income Options (P); Annuity Payments; Annuity Unit
                                                                    Values
      23.  Financial Statements.................................  Depositor; Other Information (P); Financial Statements;
                                                                    Registrant; Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

     The consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, are presented in this Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts. The financial statements of Variable Annuity Account Five at April 30, 2002, and for each of the two years in the period ended April 30, 2002, are incorporated herein by reference to Post-Effective Amendment No. 2 under the Securities Act of 1933 ("33 Act") and No. 3 under the Investment Company Act of 1940 ("40 Act") to this Registration Statement file No. 333-64338 and 811-07727 filed on Form N-4 on July 22, 2002.



     Documents incorporated by reference for filing purposes will still appear at the end of this document when it is distributed upon request.

                       STATEMENT OF ADDITIONAL INFORMATION

          FIXED AND VARIABLE GROUP DEFERRED ANNUITY CONTRACTS ISSUED BY

                          VARIABLE ANNUITY ACCOUNT FIVE

           (PORTION RELATING TO THE SEASONS ADVISOR VARIABLE ANNUITY)


                DEPOSITOR: AIG SunAmerica Life Assurance Company

This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated April 30, 2003, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:

                     AIG SunAmerica Life Assurance Company
                             ANNUITY SERVICE CENTER


                                  PO. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


     THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS APRIL 30, 2003.

                      TABLE OF CONTENTS

Separate Account............................................    3

General Account.............................................    3

Performance Data............................................    4

Annuity Payments............................................    8

Annuity Unit Values.........................................    8

Taxes.......................................................   11

Distribution of Contracts...................................   15

Financial Statements........................................   15

SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Variable Annuity Account Five was originally established by AIG SunAmerica Life Assurance Company (the "Company") on July 3, 1996 pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.


The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

The separate account is divided into SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES, with the assets of each SELECT PORTFOLIO, FOCUSED PORTFOLIO and STRATEGY invested in the shares of one or more underlying investment portfolios. The Company does not guarantee the investment performance of the separate account, its SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES or the underlying investment portfolios. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by separate account charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).


GENERAL ACCOUNT
--------------------------------------------------------------------------------

The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the 6-month or 1-year DCA fixed account(s) available in connection with the general account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


PERFORMANCE DATA
--------------------------------------------------------------------------------

From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of Seasons Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.)

CASH MANAGEMENT PORTFOLIO

Inception of the Cash Management portfolio occurred on March 26, 1999. The annualized current yield and effective yield for the Cash Management Portfolio for the seven day period ended April 30, 2002, were -0.94% and -0.94%, respectively.

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                   Base Period Return = (EV-SV)/(SV)
    where:

        SV = value of one Accumulation Unit at the start of a 7 day period

        EV = value of one Accumulation Unit at the end of the 7 day period

The value of the Accumulation Unit at the end of the period (EV) is determined by (1) adding, to the value of the Accumulation Unit at the beginning of the period (SV), the investment income from the underlying fund attributed to the Accumulation Unit over the period, and (2) subtracting, from the result, the portion of the annual mortality and expense risk and distribution expense charges allocable to the 7 day period (obtained by multiplying the annually-based charges by the fraction 7/365).

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)

The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:


     Effective Yield = [(Base Period Return + 1) TO THE POWER OF (365/7 - 1)]


The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER PORTFOLIOS


The Portfolios of the separate account compute their performance data as "total return."

Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

                        P (1 + T) TO THE POWER OF n = ERV
    where:

        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years

        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)


The total return figures reflect the effect of recurring charges. Total return figures are derived from historical data and are not intended to be a projection of future performance. Variable Annuity Account Five also funds five other contracts (Seasons, Seasons Advisor II, Seasons Select, Seasons Select II and Seasons Triple Elite). The STRATEGIES in Seasons Advisor are also available in the Seasons, Seasons Select, Seasons Select II and Seasons Triple Elite contracts and have been since April 15, 1997. The SELECT PORTFOLIOS have been available since March 1, 1999 and the FOCUSED PORTFOLIOS since July 5, 2000 in the Seasons Select contract.

                            STANDARDIZED PERFORMANCE

TOTAL ANNUAL RETURN FOR THE PERIOD ENDING APRIL 30, 2002


                                    VARIABLE
                                   PORTFOLIO                                                   SINCE VARIABLE
STRATEGIES                       INCEPTION DATE(1)        1 YEAR RETURN   5 YEAR RETURN     PORTFOLIO INCEPTION**
-------------------------        --------------           -------------   -------------     ----------------------
Growth ..................            4/15/97                -15.75%            6.88%                 7.32%
Moderate Growth .........            4/15/97                -13.04%            6.64%                 7.04%
Balanced Growth .........            4/15/97                 -8.54%            5.90%                 6.32%
Conservative Growth .....            4/15/97                 -5.07%            5.50%                 5.88%



                                    VARIABLE
                                    PORTFOLIO                                                  SINCE VARIABLE
SELECT PORTFOLIOS                INCEPTION DATE           1 YEAR RETURN   5 YEAR RETURN     PORTFOLIO INCEPTION
-------------------------        --------------           -------------   -------------     --------------------
Large Cap Growth ........             3/1/99                -21.64%             N/A                 -7.14%
Large Cap Composite .....             3/1/99                -14.97%             N/A                 -3.83%
Large Cap Value .........             3/1/99                 -8.56%             N/A                  3.85%
Mid Cap Growth ..........             3/1/99                -11.00%             N/A                  6.36%
Mid Cap Value ...........             3/1/99                -10.04%             N/A                 15.06%
Small Cap ...............             3/1/99                 -6.66%             N/A                  1.34%
International Equity ....             3/1/99                -19.15%             N/A                 -7.74%
Diversified Fixed
Income ..................            3/10/99                  3.24%             N/A                  2.74%

FOCUSED PORTFOLIOS
-------------------------
Focus Growth ............            07/07/00               -14.03%             N/A                -20.71%
Focus Growth and Income              12/29/00                -8.74%             N/A                -14.10%
Focus Value* ............            10/4/01                  N/A               N/A                  7.40%
Focus TechNet ...........            12/29/00               -47.85%             N/A                -52.97%



These rates of return do not reflect election of the optional Seasons Estate Advantage. The rates of return would be lower if this optional feature were included in the calculations.

*    This portfolio was not available for sale until October 1, 2001.


** These rates of return were calculated utilizing Seasons rates for the related periods, adjusting for differences in fees.



(1) This represents the date the Variable Portfolio became available in the Separate Account.

ANNUITY PAYMENTS
--------------------------------------------------------------------------------

INITIAL ANNUITY PAYMENT

The initial annuity payment is determined by taking the contract value, less any premium tax, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

ANNUITY UNIT VALUES
--------------------------------------------------------------------------------

The value of an Annuity Unit is determined independently for each SELECT PORTFOLIO, FOCUSED PORTFOLIO and STRATEGY. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY exceeds 3.5%, variable annuity payments derived from allocations to that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES elected, and the amount of each annuity payment will vary accordingly.

For each SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or STRATEGY, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for a certain month is determined by dividing (a) by (b) where:

(a) is the Accumulation Unit value of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY determined as of the end of that month, and

(b) is the Accumulation Unit value of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY determined as of the end of the preceding month.

The NIF for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for a given month is a measure of the net investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the underlying investment portfolios in which the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY invests; it is also reduced by separate account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                             NIF = ($11.46/$11.44)

                                 = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                    1/[(1.035) Exponent (1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF)/(1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31).
Assume also that the Annuity Unit value for the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

               Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

Note that the amount of the first variable annuity payment depends on the contract value in the relevant SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY on the Annuity Date and thus reflects the investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY). The net investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

TAXES
--------------------------------------------------------------------------------

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a), 403(a) or, if from a plan of a governmental employer, 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NONQUALIFIED CONTRACT

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

TRUSTEE TO TRUSTEE TRANSFERS OF QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies;
(4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that a Nonqualified annuity contract may be exchanged in a tax-free transaction for another Nonqualified annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced with the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. The IRS recently ruled that the transfer of a nonqualified annuity contract into a pre-existing annuity contract also qualifies as a tax-free exchange under IRC section 1035. Prior to this ruling, it was at best uncertain whether annuity owners could exchange an annuity contract tax-free into an existing contract, even though it appeared to be possible to effectively achieve the same result by exchanging two existing contracts into a single new contract. However, it is uncertain what effect this ruling will have, if any, on the issue of partial exchanges. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) PLANS OF SELF-EMPLOYED INDIVIDUALS: "H.R. 10 PLANS"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2003 is $12,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $2,000 in 2003 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions may not exceed the lessor of $40,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum contribution for 2003 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2002 and 2003. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) ROTH IRAS

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular Individual Retirement Annuity or Individual Retirement Account under Section 408 of the Code, contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Unlike IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Certain persons may be eligible to convert a regular IRA into a Roth IRA. If they elect such a conversion, they generally also will be required to pay taxes on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) PENSION AND PROFIT-SHARING PLANS

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) DEFERRED COMPENSATION PLANS -- SECTION 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

DISTRIBUTION OF CONTRACTS
--------------------------------------------------------------------------------


The contracts are offered through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.
AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, are presented in this Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts. The financial statements of Variable Annuity Account Five at April 30, 2002, and for each of the two years in the period ended April 30, 2002, are incorporated herein by reference to Post-Effective Amendment No. 2 under the Securities Act of 1933 ("33 Act") and No. 3 under the Investment Company Act of 1940 ("40 Act") to this Registration Statement file No. 333-64338 and 811-07727 filed on Form N-4 on July 22, 2002.



Documents incorporated by reference for filing purposes will still appear at the end of this document when it is distributed upon request.





PricewaterhouseCoopers LLP, 350 South Grand Avenue, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                 Page
                                                               Number(s)
                                                               ---------
Report of Independent Accountants                                 F-2

Consolidated Balance Sheet - December 31, 2002 and
December 31, 2001                                             F-3 to F-4

Consolidated Statement of Income and Comprehensive
Income - Years Ended December 31, 2002, 2001 and 2000         F-5 to F-6

Consolidated Statement of Cash Flows - Years Ended
December 31, 2002, 2001 and 2000                              F-7 to F-8

Notes to Consolidated Financial Statements                    F-9 to F-39

Report of Independent Accountants

To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:



In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company and its subsidiaries (formerly, Anchor National Life Insurance Company), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and interest income and impairment of certain beneficial interests in securitized financial assets in 2001.

PricewaterhouseCoopers LLP
Los Angeles, California
February 11, 2003

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                             December 31,    December 31,
                                                 2002            2001
                                             -----------     -----------
                                                    (in thousands)
ASSETS

Investments and cash:
  Cash and short-term investments            $    65,872     $   200,064
  Bonds, notes and redeemable
    preferred stocks available for sale,
    at fair value (amortized cost:
    December 31, 2002, $5,492,677;
    December 31, 2001, $4,607,901)             5,528,569       4,545,075
  Mortgage loans                                 738,601         692,392
  Policy loans                                   215,846         226,961
  Separate account seed money                     25,366          50,560
  Common stocks available for sale, at
    fair value (cost: December 31, 2002,
    $4,111; December 31, 2001, $1,288)             2,609             861
  Partnerships                                     8,766         451,583
  Real estate                                     22,315          20,091
  Other invested assets                          585,760         563,739
                                             -----------     -----------
  Total investments and cash                   7,193,704       6,751,326

Variable annuity assets held in separate
  accounts                                    14,758,642      18,526,413
Accrued investment income                         75,326          65,272
Deferred acquisition costs                     1,364,748       1,419,498
Income taxes currently receivable from
  Parent                                         100,123          61,435
Due from affiliates                               26,304           3,999
Goodwill                                           4,603          20,150
Other assets                                      15,382          92,012
                                             -----------     -----------
TOTAL ASSETS                                 $23,538,832     $26,940,105
                                             ===========     ===========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)


                                             December 31,    December 31,
                                                 2002            2001
                                             -----------     -----------
                                                    (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts       $ 4,285,098     $ 3,498,917
  Reserves for universal life insurance
    contracts                                  1,676,073       1,738,493
  Reserves for guaranteed investment
    contracts                                    359,561         483,861
  Securities loaned under collateral
    agreements                                   585,760         541,899
  Modified coinsurance deposit liability          31,393          61,675
  Payable to brokers                               8,529           4,479
  Other liabilities                              160,265         220,588
                                             -----------     -----------
Total reserves, payables and accrued
liabilities                                    7,106,679       6,549,912
                                             -----------     -----------
Variable annuity liabilities related to
  separate accounts                           14,758,642      18,526,413
                                             -----------     -----------
Subordinated notes payable to affiliates             ---          58,814
                                             -----------     -----------
Deferred income taxes                            351,872         210,970
                                             -----------     -----------
Shareholder's equity:
  Common stock                                     3,511           3,511
  Additional paid-in capital                   1,125,753         925,753
  Retained earnings                              175,871         694,004
  Accumulated other comprehensive income
    (loss)                                        16,504         (29,272)
                                             -----------     -----------
  Total shareholder's equity                   1,321,639       1,593,996
                                             -----------     -----------
TOTAL LIABILITIES AND SHAREHOLDER'S
  EQUITY                                     $23,538,832     $26,940,105
                                             ===========     ===========










           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                    Years Ended December 31,
                                              ------------------------------------
                                                 2002         2001         2000
                                              ---------    ---------    ----------
                                                         (in thousands)
Investment income                             $ 390,086    $ 375,213    $  399,355
                                              ---------    ---------    ----------
Interest expense on:
  Fixed annuity contracts                      (142,973)    (133,647)     (140,322)
  Universal life insurance contracts            (80,021)     (81,773)      (86,263)
  Guaranteed investment contracts               (11,267)     (25,079)      (34,124)
  Securities lending agreements                 (12,530)        (945)          ---
  Subordinated notes payable to affiliates          ---       (4,475)       (4,144)
                                              ---------    ---------    ----------
  Total interest expense                       (246,791)    (245,919)     (264,853)
                                              ---------    ---------    ----------
NET INVESTMENT INCOME                           143,295      129,294       134,502
                                              ---------    ---------    ----------
NET REALIZED INVESTMENT LOSSES                  (65,811)     (92,711)      (15,177)
                                              ---------    ---------    ----------
Fee income:
  Variable annuity fees                         318,061      361,877       400,495
  Net retained commissions                          ---       47,572        62,202
  Asset management fees                             ---       63,529        73,922
  Universal life insurance fees, net             20,537       18,909        20,258
  Surrender charges                              32,507       24,911        20,963
  Other fees                                      3,305       14,551        12,959
                                              ---------    ---------    ----------
TOTAL FEE INCOME                                374,410      531,349       590,799
                                              ---------    ---------    ----------
GENERAL AND ADMINISTRATIVE EXPENSES            (101,839)    (149,936)     (171,013)
                                              ---------    ---------    ----------
AMORTIZATION OF DEFERRED ACQUISITION COSTS     (187,860)    (220,316)     (158,007)
                                              ---------    ---------    ----------
ANNUAL COMMISSIONS                              (58,389)     (58,278)      (56,473)
                                              ---------    ---------    ----------
GUARANTEED MINIMUM DEATH BENEFITS,
  NET OF REINSURANCE RECOVERIES                 (67,492)     (17,839)         (614)
                                              ---------    ---------    ----------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                              36,314      121,563       324,017
                                              ---------    ---------    ----------
Income tax expense                               (2,063)     (20,852)     (108,445)
                                              ---------    ---------    ----------
NET INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                              34,251      100,711       215,572
                                              ---------    ---------    ----------
CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
  NET OF TAX                                        ---      (10,342)          ---
                                              ---------    ---------    ----------
NET INCOME                                    $  34,251    $  90,369    $  215,572
                                              ---------    ---------    ----------


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)


                                                     Years Ended December 31,
                                               -----------------------------------
                                                 2002          2001        2000
                                               ---------    ---------    ---------
                                                         (in thousands)
OTHER COMPREHENSIVE INCOME, NET OF TAX:
  Net unrealized gains (losses) on debt
    and equity securities available for sale
    identified in the current period
    (net of income tax expense of $7,125,
    income tax benefit of $3,646 and income
    tax expense of $20,444 for 2002, 2001
    and 2000, respectively)                    $  13,233    $  (6,772)   $  37,968

  Less reclassification adjustment for
    net realized losses included in net
    income (net of income tax benefit of
    $18,300, $22,422 and $4,848 for 2002,
    2001 and 2000, respectively)                  33,985       41,640        9,003

  CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
    NET OF TAX                                        --        1,389           --

  Net change related to cash flow hedges
    (net of income tax benefit of $776
    for 2002 and income tax expense of
    $28 for 2001)                                 (1,442)          53           --
                                               ---------    ---------    ---------

OTHER COMPREHENSIVE INCOME                        45,776       36,310       46,971
                                               ---------    ---------    ---------

COMPREHENSIVE INCOME                           $  80,027    $ 126,679    $ 262,543
                                               =========    =========    =========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                              Years Ended December 31,
                                                      -----------------------------------------
                                                         2002            2001           2000
                                                      -----------   ------------    -----------
                                                                   (in thousands)
CASH FLOW FROM OPERATING ACTIVITIES:
Net income                                            $    34,251    $    90,369    $   215,572
Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cumulative effect of accounting change,
  net of tax                                                   --         10,342             --
  Interest credited to:
    Fixed annuity contracts                               142,973        133,647        140,322
    Universal life insurance contracts                     80,021         81,773         86,263
    Guaranteed investment contracts                        11,267         25,079         34,124
  Net realized investment losses                           65,811         92,711         15,177
  (Accretion) amortization of net
    (discounts) premiums on investments                    (1,295)         4,554         (2,198)
  Universal life insurance fees, net                      (20,537)       (18,909)       (20,258)
  Amortization of goodwill                                     --          1,452          1,455
  Amortization of deferred acquisition costs              187,860        220,316        158,007
  Acquisition costs deferred                             (256,538)      (359,158)      (362,084)
  Provision for deferred income taxes                     128,748        126,010        114,127
  Change in:
    Accrued investment income                             (10,099)        (7,717)         3,029
    Other assets                                            2,433         15,042        (16,628)
    Income taxes currently receivable from/
      payable to Parent                                   (50,471)           106        (84,482)
    Due from/to affiliates                                 16,153        (68,844)        27,763
    Other liabilities                                       5,167          9,697        (40,283)
  Other, net                                               40,518         40,125         43,376
                                                      -----------   ------------    -----------

NET CASH PROVIDED BY OPERATING ACTIVITIES                 376,262        396,595        313,282
                                                      -----------   ------------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks         (2,403,362)    (2,178,830)      (881,647)

  Mortgage loans                                         (128,764)       (70,295)      (144,303)
  Other investments, excluding short-term
    investments                                           (65,184)       (27,413)       (66,722)
Sales of:
  Bonds, notes and redeemable preferred stocks            849,022      1,087,090        468,221
  Other investments, excluding short-term
    investments                                               825          3,527         60,538
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks            615,798        549,638        429,347
  Mortgage loans                                           82,825         63,960        136,277
  Other investments, excluding short-term
    investments                                           114,347         78,555        122,195
Net cash and short-term investments
  transferred to affiliates in assumption
  reinsurance transaction relating to MBL
  Life Assurance Corporation                                   --             --         (3,314)
                                                      -----------   ------------    -----------

NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES   $  (934,493)   $  (493,768)   $   120,592
                                                      -----------   ------------    -----------




           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                        Years Ended December 31,
                                                -----------------------------------------
                                                   2002            2001           2000
                                                -----------    -----------    -----------
                                                              (in thousands)
CASH FLOW FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity contracts                       $ 1,731,597    $ 2,280,498    $ 1,764,600
  Universal life insurance contracts                 49,402         52,469         58,738
  Guaranteed investment contracts                        --         40,000        350,000
Net exchanges from the fixed accounts
  of variable annuity contracts                    (503,221)    (1,368,527)    (1,994,710)
Withdrawal payments on:
  Fixed annuity contracts                          (529,466)      (315,794)      (320,778)
  Universal life insurance contracts                (68,444)       (55,361)      (145,067)
  Guaranteed investment contracts                  (135,084)      (191,919)       (78,312)
Claims and annuity payments on:
  Fixed annuity contracts                           (98,570)       (52,685)      (114,761)
  Universal life insurance contracts               (100,995)      (146,998)      (118,302)
Net receipts from (repayments of)
  other short-term financings                        (8,025)        15,920        (33,689)
Net payment related to a modified
  coinsurance transaction                           (30,282)       (35,972)       (43,110)
Net receipts from issuances of subordinated
  notes payable to affiliate                             --             --         17,303
Capital contribution received from Parent           200,000             --             --
Dividends paid to Parent                                 --        (94,095)       (69,000)
Net cash and short-term investments
  transferred to the Parent in distribution
  of Saamsun Holdings Corp.                         (82,873)            --             --
                                                -----------    -----------    -----------

NET CASH PROVIDED BY (USED IN)
FINANCING ACTIVITIES                                424,039        127,536       (727,088)
                                                -----------    -----------    -----------

NET (DECREASE) INCREASE IN CASH AND
SHORT-TERM INVESTMENTS                             (134,192)        30,363       (293,214)

CASH AND SHORT-TERM INVESTMENTS
AT BEGINNING OF PERIOD                              200,064        169,701        462,915
                                                -----------    -----------    -----------

CASH AND SHORT-TERM INVESTMENTS
AT END OF PERIOD                                $    65,872    $   200,064    $   169,701
                                                ===========    ===========    ===========

SUPPLEMENTAL CASH FLOW INFORMATION:

Interest paid on indebtedness                   $    12,530    $     1,725    $     1,841
                                                ===========    ===========    ===========

Net income taxes refunded by (paid to) Parent   $    76,214    $   120,504    $   (78,796)
                                                ===========    ===========    ===========



           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.    NATURE OF OPERATIONS

      AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG SunAmerica Inc. ("SAI"), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and retirement savings and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuities directed to the market for tax-deferred, long-term savings products. It also administers closed blocks of fixed annuities, universal life policies and guaranteed investment contracts ("GICs") directed to the institutional marketplace.

      The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.

      On January 1, 2002, the Company declared a distribution to the Parent of 100% of the outstanding capital stock of its consolidated subsidiary, Saamsun Holdings Corp. ("Saamsun"). Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Prior to January 1, 2002, Saamsun held the Company's asset management and broker-dealer segments (see Note 12). This distribution had a material effect on the Company's shareholder's equity, reducing it by $552,384,000. This distribution had the effect of reducing cash and short-term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts through the asset management business. Pretax loss from these operations, on a combined basis, totaled $21,278,000 for the year ended December 31, 2001, compared to pretax income of $66,017,000 for the year ended December 30, 2000.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.    NATURE OF OPERATIONS (Continued)

      exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior period items have been reclassified to conform to the current period's presentation.

      Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of income, as they are recorded directly to policyholders' liabilities upon receipt.

      The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net realizable value when declines in such values are considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Partnership investments in affordable housing properties are generally carried at cost, and for certain of the properties, realized tax credits reduce the carrying value of the investment as an alternative to reducing income tax expense. Limited partnerships are carried at equity or cost depending on the equity ownership position. Real estate is carried at the lower of cost or net realizable value.

      Other invested assets consist of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral is recorded as net investment income while interest paid on the securities lending agreements and the related management fees paid to administer the program are recorded as interest expense in the statement of income and comprehensive income.

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      INTEREST RATE SWAP AGREEMENTS: As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements ("Swap Agreements") to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities into fixed-rate instruments. At December 31, 2002, the Company has one outstanding Swap Agreement with a notional principal of $33,400,000. This agreement matures in December 2024.

      DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $256,538,000, $359,158,000, and $362,084,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been decreased by $9,000,000 at December 31, 2002 and increased $16,000,000 and at December 31, 2001, for this adjustment.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      AMORTIZATION OF DEFERRED ACQUISITION COSTS: DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, the growth rate of the separate account assets (with respect to variable annuities) or general account assets (with respect to fixed annuities) supporting the annuity obligations, costs of providing for policy guarantees and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized from its annuity policies are revised.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the statement of income.

      GOODWILL: Goodwill amounted to $4,603,000 (net of accumulated amortization of $7,847,000) and $20,150,000 (net of accumulated amortization of $19,852,000) at December 31, 2002 and 2001, respectively. Pursuant to the distribution of Saamsun to the Parent on January 1, 2002, the Company transferred $15,547,000 of goodwill belonging to the asset management operations and broker-dealer operations to the Parent.

      In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2002, and has determined that no impairment provision is necessary. See "Recently Issued Accounting Standards" below for further discussion of SFAS 142.

      RESERVES FOR FIXED ANNUITIES, UNIVERSAL LIFE INSURANCE AND GUARANTEED INVESTMENT CONTRACTS ("GICs"): Reserves for fixed annuity, universal life insurance and GIC contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

      MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 7 is recorded as a deposit liability. Deposits from the reinsured business are allocated to pay down the liability pursuant to a repayment schedule.

      SECURITIES LOANED UNDER COLLATERAL AGREEMENTS: The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company.

      FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

      INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of the Parent and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). This statement requires the Company to recognize all derivatives in the balance sheet and measure these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133, and became effective for the Company on January 1, 2001. The adoption of SFAS 133 on January 1, 2001 resulted in an increase of $1,389,000, net of tax, in other comprehensive income.

      In January 2001, the Emerging Issues Task Force of the FASB ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). The Company recorded $15,910,000 of additional impairments ($10,342,000 net of tax) pursuant to the implementation of EITF 99-20. This adjustment was recorded as a cumulative effect of accounting change in the consolidated statement of income and comprehensive income for 2001.

      In June 2001, FASB issued Statement of Financial Accounting Standard No. 142 "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its statement of income and is effective as of January 1, 2002. SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in SFAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. SFAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of a change in accounting principle. The Company has evaluated the impact of the impairment provisions of SFAS 142 as of December 31, 2002, and has determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance.

      In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), which requires that, for guarantees within the scope of FIN 45 issued or amended by the Company after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be recognized. FIN 45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The Company believes that the impact of FIN 45 on its results from operations and financial condition will not be significant.

      The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. The maximum liability

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      under these guarantees at December 31, 2002 is $813,000,000. These agreements are more fully described in Note 8.

3.    ACQUISITION

      On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life") (the "Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

      As part of the Acquisition, the Company received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Of this amount, the Company was required to transfer $20,055,000 to the Parent for enhancements on policies in which customers elected to convert to fixed annuity policies of the Parent. Included in the Company's reserves transferred to FSA in 1999 were $34,657,000 of such policy enhancement reserves. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to the Company by FSA. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Pursuant to the agreement, the enhancements were scheduled to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003 to eligible policies still active on each of those dates. The Company's portion of the payment due amounted to $58,329,000 on January 1, 2000, $52,093,000 on June 30, 2001 and $48,939,000 on June 30, 2002, and
      was either credited to the accounts of the policyholders or paid as benefits through withdrawals or accelerated death benefits. On December 31, 2002, the remaining enhancement reserve for such payments totaled $48,595,000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                                       Estimated
                                                        Amortized           Fair
                                                             Cost          Value
                                                       ----------    -----------
                                                            (In thousands)
AT DECEMBER 31, 2002:

Securities of the United States Government             $   32,531     $   32,820
Mortgage-backed securities                              1,476,100      1,547,568
Securities of public utilities                            311,951        311,604
Corporate bonds and notes                               2,757,880      2,776,021
Redeemable preferred stocks                                21,515         21,575
Other debt securities                                     892,700        838,981
                                                       ----------    -----------
  Total                                                $5,492,677     $5,528,569
                                                       ==========    ===========

AT DECEMBER 31, 2001:

Securities of the United States Government             $   24,279     $   24,069
Mortgage-backed securities                              1,532,155      1,543,175
Securities of public utilities                            223,006        222,815
Corporate bonds and notes                               2,059,160      2,002,981
Redeemable preferred stocks                                21,515         21,515
Other debt securities                                     747,786        730,520
                                                       ----------    -----------
  Total                                                $4,607,901     $4,545,075
                                                       ==========    ===========

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2002, follow:

                                                                       Estimated
                                                       Amortized            Fair
                                                            Cost           Value
                                                      ----------      ----------
                                                           (In thousands)

Due in one year or less                               $  181,967      $  180,293
Due after one year through five years                  1,763,626       1,757,157
Due after five years through ten years                 1,497,987       1,494,157
Due after ten years                                      572,997         549,395
Mortgage-backed securities                             1,476,100       1,547,567
                                                      ----------      ----------
  Total                                               $5,492,677      $5,528,569
                                                      ==========      ==========

      Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS (Continued)

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                  Gross        Gross
                                             Unrealized   Unrealized
                                                  Gains       Losses
                                             ----------   ----------
                                                 (In thousands)

AT DECEMBER 31, 2002:

Securities of the United States Government   $    1,174   $     (885)
Mortgage-backed securities                       72,364         (896)
Securities of public utilities                   11,514      (11,861)
Corporate bonds and notes                       109,067      (90,926)
Redeemable preferred stocks                          60           --
Other debt securities                            10,797      (64,516)
                                             ----------   ----------
  Total                                      $  204,976   $ (169,084)
                                             ==========   ==========


AT DECEMBER 31, 2001:

Securities of the United States Government   $      105   $     (315)
Mortgage-backed securities                       16,573       (5,553)
Securities of public utilities                    1,885       (2,076)
Corporate bonds and notes                        21,540      (77,719)
Other debt securities                             6,226      (23,492)
                                             ----------   ----------
  Total                                      $   46,329   $ (109,155)
                                             ==========   ==========

      Gross unrealized gains on equity securities aggregated $76,000 at December 31, 2002 and $12,000 at December 31, 2001. Gross unrealized losses on equity securities aggregated $1,578,000 at December 31, 2002 and $439,000 at December 31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS (Continued)

      Gross realized investment gains and losses on sales of investments are as follows:

                                       Years ended December 31,
                                 -----------------------------------
                                   2002         2001         2000
                                 ---------    ---------    ---------

                                            (In thousands)

BONDS, NOTES AND REDEEMABLE
  PREFERRED STOCKS:
  Realized gains                 $  26,555    $  34,026    $   9,608
  Realized losses                  (33,600)     (25,258)      (5,573)

MORTGAGE LOANS:
  Realized losses                       --           --         (276)

COMMON STOCKS:
Realized gains                          --          164          610
Realized losses                       (169)          --           --

OTHER INVESTMENTS:
Realized gains                          --           --        1,091
Realized losses                     (1,324)        (685)          --

IMPAIRMENT WRITEDOWNS              (57,273)    (100,958)     (20,637)
                                 ---------    ---------    ---------
Total net realized investment
  losses                         $ (65,811)   $ (92,711)   $ (15,177)
                                 =========    =========    =========


      The sources and related amounts of investment income (losses) are as follows:

                                       Years ended December 31,
                                 -----------------------------------
                                   2002         2001         2000
                                 ---------    ---------    ---------

                                            (In thousands)

Short-term investments           $   3,879    $   8,422    $  21,683
Bonds, notes and redeemable
  preferred stocks                 305,480      285,668      290,157
Mortgage loans                      55,417       58,262       60,608
Partnerships                         1,281       13,905        7,031
Policy loans                        18,796       18,218       20,200
Common stocks                           --            2           --
Real estate                           (276)        (272)         121
Other invested assets                7,866       (4,030)       6,668
Less: investment expenses           (2,357)      (4,962)      (7,113)
                                 ---------    ---------    ---------
Total investment income          $ 390,086    $ 375,213    $ 399,355
                                 =========    =========    =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4     INVESTMENTS (Continued)

      At December 31, 2002, no investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity.

      At December 31, 2002, bonds, notes and redeemable preferred stocks included $331,844,000 of bonds that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 30 industries with 23% of these assets concentrated in financial institutions and 14% concentrated in telecommunications. No other industry concentration constituted more than 10% of these assets.

      At December 31, 2002, mortgage loans were collateralized by properties located in 28 states, with loans totaling approximately 28% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 11% by properties located in New York. No more than 10% of the portfolio was secured by properties in any other single state.

      At December 31, 2002, the carrying value, which approximates market value, of all investments in default as to the payment of principal or interest totaled $15,613,000 ($8,934,000 of bonds and $6,679,000 of mortgage loans).

      As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 2002, the Company had one outstanding liability Swap Agreement with a notional principal of $33,400,000. This agreement matures in December 2024. The net interest received or paid on the Swap Agreement is included in Interest Expense in the Statement of Income and Comprehensive Income. The total net interest paid amounted to $1,543,000 for the year ended December 31, 2002, compared with net interest received of $2,599,000 for the year ended December 31, 2001 and $43,000 for the year ended December 31, 2000.

      At December 31, 2002, $9,423,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities which do not have readily determinable market prices, we estimate their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, we use our most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

      PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      SECURITIES HELD/LOANED UNDER COLLATERAL AGREEMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      The estimated fair values of the Company's financial instruments at December 31, 2002 and 2001 compared with their respective carrying values, are as follows:

                                                      Carrying          Fair
                                                        Value           Value
                                                     -----------     -----------
                                                           (In thousands)
DECEMBER 31, 2002:

ASSETS:
      Cash and short-term investments                $    65,872     $    65,872
      Bonds, notes and redeemable preferred
        stocks                                         5,528,569       5,528,569
      Mortgage loans                                     738,601         818,022
      Policy loans                                       215,846         215,846
      Separate account seed money                         25,366          25,366
      Common stocks                                        2,609           2,609
      Partnerships                                         8,766           7,504
      Securities held under collateral                   585,760         585,760
        agreements
      Variable annuity assets held in                 14,758,642      14,758,642
        separate accounts

LIABILITIES:
      Reserves for fixed annuity contracts           $ 4,285,098     $ 4,173,950
      Reserves for guaranteed investment
        contracts                                        359,561         367,393
      Securities loaned under collateral
        agreements                                       585,760         585,760
      Variable annuity liabilities related
        to separate accounts                          14,758,642      14,758,642

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                       Carrying         Fair
                                                         Value          Value
                                                      -----------    -----------
                                                            (In thousands)
DECEMBER 31, 2001:

ASSETS:

      Cash and short-term investments                 $   200,064    $   200,064
      Bonds, notes and redeemable preferred
        stocks                                          4,545,075      4,545,075
      Mortgage loans                                      692,392        732,393
      Policy loans                                        226,961        226,961
      Separate account seed money                          50,560         50,560
      Common stocks                                           861            861
      Partnerships                                          8,214          7,527
      Securities held under collateral
        agreements                                        541,899        541,899
      Variable annuity assets held in                  18,526,413     18,526,413
        separate accounts

LIABILITIES:

      Reserves for fixed annuity contracts            $ 3,498,917    $ 3,439,727
      Reserves for guaranteed investment                  483,861        490,718
        Contracts
      Securities loaned under collateral
        agreements                                        541,899        541,899
      Variable annuity liabilities related
        to separate accounts                           18,526,413     18,526,413
      Subordinated notes payable to affiliates             58,814         62,273

6.    SUBORDINATED NOTES PAYABLE TO AFFILIATES

      Subordinated notes (including accrued interest of $6,354,000) payable to affiliates totaled $58,814,000 at interest rates ranging from 8% to 9.5% at December 31, 2001. The notes were distributed to the Parent as part of the Saamsun distribution on January 1, 2002.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   REINSURANCE

      GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"): A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit that varies by product (the GMDB). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; the principal invested, adjusted for withdrawals, accumulated at up to 5% per annum (subject to certain caps); or an amount equal to the highest account value in effect on any anniversary date under the contract. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2002, a portion of the GMDB risk on approximately 28% (calculated based on current account value) of the contracts with such features had been reinsured. Approximately half of this reinsurance will cease at the time the modified coinsurance deposit liability is fully paid down, which is presently estimated to occur in early 2004. However, a substantial majority of all new contracts sold have reinsurance coverage. Reinsurance coverage is subject to limitations such as caps and deductibles. GMDB-related contractholder benefits incurred, net of related reinsurance, were $67,492,000 (net of $8,362,000 of reinsurance recoveries), $17,839,000 (net of $3,767,000 of reinsurance recoveries) and $614,000 (net of $937,000 of reinsurance recoveries) for 2002, 2001 and 2000, respectively. In accordance with Generally Accepted Accounting Principles, the Company expenses such benefits in the period incurred, and therefore does not provide reserves for future benefits. GMDB reinsurance premiums were $17,290,000, $8,200,000 and $3,689,000 for 2002, 2001, and 2000, respectively, and are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      EARNINGS ENHANCEMENT BENEFIT ("EEB"): The Company issues certain variable annuity products that offer an optional Earnings Enhancement Benefit (EEB) feature. This optional feature provides an additional death benefit, for which the Company assesses a separate charge to contractholders who elect the feature. The EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The percentages vary by issue age and policy duration. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2002, approximately 7% of inforce contracts include EEB coverage, with 96% of the EEB risk fully reinsured. EEB reinsurance premiums were $360,000 for 2002 and are included in general and administrative expenses in the consolidated statement of income and comprehensive income. There were no EEB reinsurance premiums in 2001 or 2000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    REINSURANCE (Continued)

      GUARANTEED MINIMUM INCOME BENEFIT ("GMIB"): The Company issues certain variable annuity products that contain or offer a Guaranteed Minimum Income Benefit ("GMIB") living benefit feature. This feature provides a minimum annuity payment guarantee for those contractholders who choose to receive fixed lifetime annuity payments after a seven or ten-year waiting period in their deferred annuity contracts. Over 90% of the contracts (calculated based on account values) with the GMIB feature guaranteed fixed lifetime annuity payments based on principal, adjusted for withdrawals, invested in the contract. The remaining contracts also offer a GMIB based on principal accumulated at 3% to 6.5% per annum. The charges for this feature vary by contract and in certain instances there is no charge for the benefit. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated policyholder account balances to support GMIB benefits and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Substantially all of the Company's GMIB risk has been reinsured as of December 31, 2002. GMIB reinsurance premiums were $4,902,000, $5,047,000 and $3,109,000 for 2002, 2001, and 2000,
      respectively, and are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      The business which was assumed from MBL Life as part of the Acquisition is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2002, a total reserve credit of $3,641,000 was taken against the life insurance reserves.

      On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. For the year ended December 31, 2002, the Company recorded income of $6,418,000 from this program, as compared to a cost of $6,909,000 for the year ended December 31, 2001 and a cost of $12,026,000 for the year ended December 31, 2000. These amounts are reported as a component of general and administrative expenses in the Consolidated Statement of Income and Comprehensive Income.

      With respect to its reinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    COMMITMENTS AND CONTINGENT LIABILITIES

      The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2002 is $813,000,000. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $350,450,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The expiration dates of these commitments are as follows: $250,000,000 in 2004, $405,000,000 in 2005 and $158,000,000 in 2006. Management does not anticipate any material losses with respect to these commitments.

      In the ordinary course of business, the Company is obligated to purchase approximately $42,000,000 of asset backed securities as of December 31, 2002. The expiration dates of these commitments are as follows:
      $21,000,000 in 2003, $14,000,000 in 2004 and $7,000,000 in 2006.

      The Company has entered into an agreement whereby it is committed to purchase the remaining principal amount, $36,437,000 as of December 31, 2002, of various mortgage-backed securities at par value in March 2006. As of December 31, 2002, the estimated fair value exceeded the principal amount of the securities. At the present time, management does not anticipate any material losses with respect to this agreement.

      In the third quarter of 2002, the Company began issuing certain variable annuity products which offer an optional Guaranteed Minimum Account Value ("GMAV") living benefit. If elected by the policyholder at the time of contract issuance, this feature guarantees that the account value under the contract will equal or exceed the amount of the initial principal invested, adjusted for withdrawals, at the end of a ten-year waiting period. There is a separate charge to the contractholder for this feature. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contractholder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. As of December 31, 2002, the premiums subject to guarantee totaled approximately $100 million, and the estimated fair values of the GMAV were not material.

      Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company. The Company previously reported on a matter, McMurdie et al. v. SunAmerica et al., Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. The lawsuit was settled in September 2002.

      The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

      member of AIG. The Guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the Guarantee directly against American Home.

      The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

      American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY

      The Company is authorized to issue 4,000 shares of its $1,000 par value. Common Stock. At December 31, 2002 and 2001, 3,511 shares were outstanding.

      Changes in shareholder's equity are as follows:

                                                       Years ended December 31,
                                              -----------------------------------------
                                                 2002           2001           2000
                                              -----------    -----------    -----------
                                                           (In thousands)
ADDITIONAL PAID-IN CAPITAL:
  Beginning balances                          $   925,753    $   493,010    $   493,010
  Capital contributions by Parent                 200,000             --             --
  Contribution of subsidiary by Parent                 --        432,743             --
                                              -----------    -----------    -----------
  Ending balances                             $ 1,125,753    $   925,753    $   493,010
                                              ===========    ===========    ===========

RETAINED EARNINGS:
  Beginning balances                          $   694,004    $   697,730    $   551,158
  Net income                                       34,251         90,369        215,572
  Dividends paid to Parent                             --        (94,095)       (69,000)
  Distribution of subsidiary to Parent           (552,384)            --             --
                                              -----------    -----------    -----------
  Ending balances                             $   175,871    $   694,004    $   697,730
                                              ===========    ===========    ===========

ACCUMULATED OTHER COMPREHENSIVE
  INCOME(LOSS):
  Beginning balances                          $   (29,272)   $   (65,582)   $  (112,553)
  Change in net unrealized gains (losses)
    on debt securities available for sale          98,718         59,842         79,891
  Change in net unrealized gains (losses)
    on equity securities available for sale        (1,075)          (400)           (27)
  Change in adjustment to deferred
    acquisition costs                             (25,000)        (5,800)        (7,600)
  Tax effects of net changes                      (25,425)       (18,774)       (25,293)
  Cumulative effect of accounting change,
    net of tax                                         --          1,389             --
  Net change related to cash flow hedges           (1,442)            53             --
                                              -----------    -----------    -----------
  Ending balances                             $    16,504    $   (29,272)   $   (65,582)
                                              ===========    ===========    ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY (Continued)

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) are as follows:

                                                    December 31,     December 31,
                                                       2002              2001
                                                    ------------     ------------
                                                           (In thousands)
Gross unrealized gains                               $ 205,052        $  46,341
Gross unrealized losses                               (170,662)        (109,594)
Adjustment to DAC                                       (9,000)          16,000
Cash flow hedge                                             --            2,218
Deferred income taxes                                   (8,886)          15,763
                                                     ---------        ---------
Accumulated other comprehensive
  income (loss)                                      $  16,504        $ (29,272)
                                                     =========        =========

      On October 30, 2002, the Company received a capital contribution of $200,000,000 in cash from the Parent.

      On January 1, 2002, the Company declared a distribution to its Parent of 100% of the outstanding capital stock of its then consolidated subsidiary, Saamsun Holdings Corp. ("Saamsun"). Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Saamsun held the Company's asset management and broker-dealer segments. This distribution reduced the Company's shareholder's equity by $552,384,000, cash and short term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts (see Note 11). Net loss from these operations, on a combined basis, totaled $9,491,000 for the year ended December 31, 2001. Net income from these operations, on a combined basis, totaled $39,619,000 for the year ended December 31, 2000.

      On January 1, 2001, the Parent contributed all of its ownership interests in SA Affordable Housing, LLC ("SAAH LLC"), a wholly owned subsidiary, to the Company. The Company subsequently contributed all of its ownership interests SAAH LLC to Saamsun. All of SAAH LLC's ownership interests were ultimately contributed to SAAMCO. SAAH LLC has investments in limited partnership interests whose primary purpose is the generation of rehabilitation tax credits, low income housing credits and passive losses. Realized tax credits are passed on to its direct Parent, SAAMCO. At the time of the contribution, SAAH LLC had partnership assets of $432,120,000, other assets of $623,000 and shareholder's equity of $432,743,000. SAAH LLC's results of operations are included within the asset management operations. As a result of this transfer, additional paid-in capital was increased by $432,743,000. This contribution was approved by the Arizona Department of Insurance.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY (Continued)

      Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Currently, no dividends can be paid to stockholders in the year 2003 without obtaining prior approval. No dividends were paid in the year ended December 31, 2002. Ordinary and extraordinary dividends of $94,095,000 and $69,000,000 were paid on April 2, 2001 and March 1, 2000, respectively.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net loss totaled $180,737,000 for the year ended December 31, 2002 and $122,322,000 for the year ended December 31, 2001. The Company's net income for the year ended December 31, 2000 was $168,367,000. The Company's statutory capital and surplus totaled $463,905,000 at December 31, 2002 and $1,009,267,000 at December
      31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES

      The components of the provisions for federal income taxes on pretax income consist of the following:

                                          Net
                                        Realized
                                       Investment
                                         Gains
                                        (Losses)       Operations        Total
                                       ----------      ----------      ---------

                                                     (In thousands)
YEAR ENDED DECEMBER 31, 2002:

  Currently payable                    $  (18,625)     $ (108,060)     $(126,685)
  Deferred                                 (4,409)        133,157        128,748
                                       ----------      ----------      ---------
  Total income tax expense (benefit)   $  (23,034)     $   25,097      $   2,063
                                       ==========      ==========      =========

YEAR ENDED DECEMBER 31, 2001:

  Currently payable                    $  (18,317)     $  (86,841)     $(105,158)
  Deferred                                (17,180)        143,190        126,010
                                       ----------      ----------      ---------
  Total income tax expense (benefit)   $  (35,497)     $   56,349      $  20,852
                                       ==========      ==========      =========

YEAR ENDED DECEMBER 31, 2000:

  Currently payable                    $    2,791      $   (8,473)     $  (5,682)
  Deferred                                 (8,103)        122,230        114,127
                                       ----------      ----------      ---------
Total income tax expense (benefit)     $   (5,312)     $  113,757      $ 108,445
                                       ==========      ==========      =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES (Continued)

      Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                  Years ended December 31,
                                            -----------------------------------
                                              2002         2001         2000
                                            ---------    ---------    ---------
                                                       (In thousands)

Amount computed at statutory rate           $  12,710    $  42,547    $ 113,406
Increases (decreases) resulting from:
  Amortization of differences between
  book and tax bases of net assets
    acquired                                       --          613          597
  State income taxes, net of federal
    tax benefit                                    --        4,072        9,718
  Dividends received deduction                (10,117)     (13,406)     (10,900)
  Tax credits                                      --      (16,758)      (2,382)
  Other, net                                     (530)       3,784       (1,994)
                                            ---------    ---------    ---------
  Total income tax expense                  $   2,063    $  20,852    $ 108,445
                                            =========    =========    =========

      For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 2002. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES (Continued)

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                      December 31,   December 31,
                                                         2002            2001
                                                      ------------   ------------
                                                            (In thousands)

DEFERRED TAX LIABILITIES:

Deferred acquisition costs                             $ 423,823      $ 425,208
State income taxes                                            --          5,978
Other liabilities                                         42,289         24,247
Net unrealized gains on debt and equity
  securities available for sale                            8,885             --
                                                       ---------      ---------
Total deferred tax liabilities                           474,997        455,433
                                                       ---------      ---------
DEFERRED TAX ASSETS:

Investments                                              (13,591)       (23,194)
Contractholder reserves                                  (84,943)      (184,890)
Guaranty fund assessments                                 (3,774)        (3,629)
Deferred income                                          (16,416)       (16,211)
Other assets                                              (4,401)            --
Net unrealized losses on debt and equity
  securities available for sale                               --        (16,539)
                                                       ---------      ---------
Total deferred tax assets                               (123,125)      (244,463)
                                                       ---------      ---------
Deferred income taxes                                  $ 351,872      $ 210,970
                                                       =========      =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.   RELATED-PARTY MATTERS

      As discussed in Notes 1 and 12, the Company declared a distribution to the Parent, effective January 1, 2002, of 100% of the outstanding common stock of its consolidated subsidiary, Saamsun.

      For the year ended December 31, 2002, the Company paid commissions totaling $59,058,000 to nine affiliated broker-dealers: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc.; VALIC Financial Advisors; American General Financial Advisors and Franklin Financial Services Corporation. As discussed in Note 9, Royal Alliance Associates, Inc. was a wholly owned subsidiary of the Company prior to January 1, 2002. For the years ended December 31, 2001 and 2000, the Company paid commissions totaling $40,567,000 and $44,584,000, respectively, to six affiliated broker-dealers: SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc. and VALIC Financial Advisors. These affiliated broker-dealers, distribute a significant portion of the Company's variable annuity products, amounting to approximately 31.2%, 26.0% and 33.8% of deposits for each of the respective periods. Of the Company's mutual fund sales, 26.3% and 33.6% were distributed by these affiliated broker-dealers for the years ended December 31, 2001 and 2000.

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent, SAI and AIG. Amounts paid for such services totaled $119,981,000 for the year ended December 31, 2002, $130,178,000 for the year ended December 31, 2001 and $132,034,000 for the year ended December 31, 2000. The component of such costs which relate to the production or acquisition of new business during these periods amounted to $49,004,000, $68,757,000 and $61,954,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the Statement of Income.

      The Company paid $790,000 and $219,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2002 and 2001, respectively (see Note 2).

      On June 10, 2002, the Company entered into a profit sharing agreement with AIG SunAmerica Asset Management Corp. ("SAAMCO"), a former subsidiary of the Company and registered investment advisor, whereby SAAMCO will contribute to the Company on a quarterly basis its profits earned in connection with its role as investment advisor and/or business manager to several open-end investment management companies registered under the Investment Company Act of 1940, as amended, that fund the variable investment options available to investors through the Company's variable annuity contracts (the "SAAMCO Agreement"). The SAAMCO Agreement is retroactive to January 1, 2002. Variable annuity fees of $62,562,000 were included in the statement of income and comprehensive income relating to the SAAMCO Agreement for the year ended December 31, 2002. Of this amount $57,745,000 has been paid to the Company in 2002 and $4,817,000 remains a receivable from SAAMCO at December 31, 2002.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   RELATED-PARTY MATTERS (Continued)

      On September 26, 2001, the Company entered into a short-term financing arrangement with SAI, whereby the Company has the right to borrow up to $500,000,000 from SAI. Any advances made by SAI under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      On December 19, 2001, the Company entered into a short-term financing arrangement with SAI, whereby SAI has the right to borrow up to $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. At December 31, 2002, $50,000,000 was due to the Company under this agreement. This receivable was collected in January 2003 and was included in due from affiliates on the balance sheet at December 31, 2002. At December 31, 2001, $75,000,000 was due to the Company under this agreement. This receivable was collected in January 2002 and was included in due from affiliates on the consolidated balance sheet at December 31, 2001.

      On September 26, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby the Company has the right to borrow up to $500,000,000 from SunAmerica Investments, Inc. Any advances made by SunAmerica Investments, Inc. under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      On December 19, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby SunAmerica Investments, Inc. has the right to borrow up to $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      During the year ended December 31, 2000, the Company sold various invested assets to the Parent for cash equal to their current market value of $6,362,000.

      During the year ended December 31, 2000, FSA transferred $16,741,000 of cash to the Company related to policy enhancements on the New York Business from the Acquisition (see Note 3). During the year ended December 31, 2000, the Company transferred $20,055,000 of cash to the Parent related to policy enhancements granted to annuity policyholders who converted their MBL Life policies to policies of the Parent (see Note 3).

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS

      As a result of the distribution of Saamsun to the Parent on January 1, 2002, the Company has one business segment in 2002, annuity operations (see Note 9). Prior to January 1, 2002, the Company had three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2 - Summary of Significant Accounting Policies. The Company evaluates performance based on profit or loss from operations before income taxes. There were no intersegment revenues for the years ended December 31, 2001 and 2000. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the Company and allocates depreciation of such assets to the Company.

      Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 11.9% of sales in the year ended December 31, 2002, 12.2% of sales in the year ended December 31, 2001 and 16.9% of sales in the year ended December 31, 2000. No other independent selling organization was responsible for 10% or more of sales for any such period. For the years ended December 31, 2001 and 2000, there was no single independent selling organization that accounted for 10% or more of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in the broker-dealer operations for the years ended December 31, 2001 and 2000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS (Continued)

      Summarized data for the Company's business segments follow:

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2002:

    Investment income            $    390,086    $         --   $         --   $    390,086
    Interest expense                 (246,791)             --             --       (246,791)
                                 ------------    ------------   ------------   ------------
    Net investment income             143,295              --             --        143,295

    Net realized investment
      losses                          (65,811)             --             --        (65,811)

    Variable annuity fees             318,061              --             --        318,061
    Universal life insurance
      fees, net                        20,537              --             --         20,537
    Surrender charges                  32,507              --             --         32,507
    Other fees                          3,305              --             --          3,305
                                 ------------    ------------   ------------   ------------
    Total fee income                  374,410              --             --        374,410

    General and administrative
      expenses                       (101,839)             --             --       (101,839)

    Amortization of deferred
      acquisition costs              (187,860)             --             --       (187,860)

    Annual commissions                (58,389)             --             --        (58,389)

    Guaranteed minimum death
      benefits, net of
      reinsurance recoveries          (67,492)             --             --        (67,492)
                                 ------------    ------------   ------------   ------------
    Pretax income before
      cumulative effect of
      accounting change          $     36,314    $         --   $         --   $     36,314
                                 ============    ============   ============   ============

    Total assets                 $ 23,538,832    $         --   $         --   $ 23,538,832
                                 ============    ============   ============   ============
    Expenditures for
    long-lived assets            $         --    $         --   $         --   $         --
                                 ============    ============   ============   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS (Continued)

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2001:

Investment income                $    359,655    $     14,988   $        570   $    375,213
Interest expense                    (241,444)          (4,115)          (360)      (245,919)
                                 ------------    ------------   ------------   ------------
Net investment income                 118,211          10,873            210        129,294


Net realized investment
  losses                              (59,784)        (32,927)            --        (92,711)


Variable annuity fees                 350,378          11,499             --        361,877
Net retained commissions                   --           2,210         45,362         47,572
Asset management fees                      --          63,529             --         63,529
Universal life insurance
  fees, net                            18,909              --             --         18,909
Surrender charges                      24,911              --             --         24,911
Other fees                              3,626           9,350          1,575         14,551
                                 ------------    ------------   ------------   ------------
Total fee income                      397,824          86,588         46,937        531,349

General and administrative
  expenses                            (93,020)        (27,430)       (29,486)      (149,936)

Amortization of deferred
  acquisition costs                  (144,273)        (76,043)            --       (220,316)

Annual commissions                    (58,278)             --             --        (58,278)

Guaranteed minimum death
  benefits, net of
  reinsurance recoveries              (17,839)             --             --        (17,839)
                                 ------------    ------------   ------------   ------------
Pretax income before
  cumulative effect of
  accounting change              $    142,841    $    (38,939)  $     17,661   $    121,563
                                 ============    ============   ============   ============

Total assets                     $ 26,207,279    $    659,876   $     72,950   $ 26,940,105
                                 ============    ============   ============   ============
Expenditures for
long-lived assets                $         --    $        614   $        608   $      1,222
                                 ============    ============   ============   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.   BUSINESS SEGMENTS (Continued)

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2000:

Investment income                $    388,368    $      9,800   $      1,187   $    399,355
Interest expense                     (260,709)         (3,784)          (360)      (264,853)
                                 ------------    ------------   ------------   ------------
Net investment income                 127,659           6,016            827        134,502


Net realized investment
  losses                              (15,177)             --             --        (15,177)


Variable annuity fees                 385,436          15,059             --        400,495
Net retained commissions                   --           3,878         58,324         62,202
Asset management fees                      --          73,922             --         73,922
Universal life insurance
  fees, net                            20,258              --             --         20,258
Surrender charges                      20,963              --             --         20,963
Other fees                              3,832           6,708          2,419         12,959
                                 ------------    ------------   ------------   ------------
Total fee income                      430,489          99,567         60,743        590,799

General and administrative
  expenses                           (102,849)        (36,106)       (32,058)      (171,013)

Amortization of deferred
  acquisition costs                  (125,035)        (32,972)            --       (158,007)

Annual commissions                    (56,473)             --             --        (56,473)

Guaranteed minimum death
  benefits, net of
  reinsurance recoveries                 (614)             --             --           (614)
                                 ------------    ------------   ------------   ------------
Pretax income before
  cumulative effect of
  accounting change              $    258,000    $     36,505   $     29,512   $    324,017
                                 ============    ============   ============   ============

Total assets                     $ 26,908,888    $    199,075   $     81,515   $ 27,189,478
                                 ============    ============   ============   ============
Expenditures for
long-lived assets                $         --    $        454   $      1,600   $      2,054
                                 ============    ============   ============   ============

                          VARIABLE ANNUITY ACCOUNT FIVE

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                 APRIL 30, 2002

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Five


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Five, a separate account of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) (the "Separate Account") at April 30, 2002, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.




June 14, 2002

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002


                                                                 Moderate         Balanced         Conservative
                                               Growth             Growth           Growth            Growth
                                              Strategy           Strategy         Strategy          Strategy
                                               Class A            Class A          Class A           Class A
                                             ------------      ------------      ------------      ------------
Assets:
    Investments in Seasons Series Trust,
       at market value                       $157,031,366      $166,340,750      $119,574,001      $ 85,371,281

Liabilities                                             0                 0                 0                 0
                                             ------------      ------------      ------------      ------------

Net Assets                                   $157,031,366      $166,340,750      $119,574,001      $ 85,371,281
                                             ============      ============      ============      ============

Accumulation units outstanding                 10,908,140        11,717,719         8,709,189         6,350,294
                                             ============      ============      ============      ============

Contracts with total expenses of 1.40%:
    Net Assets                               $153,539,374      $163,117,351      $116,468,155      $ 83,597,025
    Accumulation units outstanding             10,664,696        11,489,842         8,482,162         6,217,833
    Unit value of accumulation units         $      14.40      $      14.20      $      13.73      $      13.44

Contracts with total expenses of 1.52%:
    Net Assets                               $  3,491,992      $  3,223,399      $  3,105,846      $  1,774,256
    Accumulation units outstanding                243,444           227,877           227,027           132,461
    Unit value of accumulation units         $      14.34      $      14.15      $      13.68      $      13.39

Contracts with total expenses of 1.55%:
    Net Assets                               $         --      $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --                --
    Unit value of accumulation units         $         --      $         --      $         --      $         --

Contracts with total expenses of 1.65%:
    Net Assets                               $         --      $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --                --
    Unit value of accumulation units         $         --      $         --      $         --      $         --

Contracts with total expenses of 1.70%:
    Net Assets                               $         --      $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --                --
    Unit value of accumulation units         $         --      $         --      $         --      $         --

Contracts with total expenses of 1.95%:
    Net Assets                               $         --      $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --                --
    Unit value of accumulation units         $         --      $         --      $         --      $         --

                                              Large Cap         Large Cap         Large Cap
                                               Growth           Composite           Value
                                              Portfolio          Portfolio        Portfolio
                                               Class A            Class A          Class A
                                             ------------      ------------      ------------
Assets:
    Investments in Seasons Series Trust,
       at market value                       $ 19,546,687      $  6,145,402      $ 17,218,760

Liabilities                                             0                 0                 0
                                             ------------      ------------      ------------

Net Assets                                   $ 19,546,687      $  6,145,402      $ 17,218,760
                                             ============      ============      ============

Accumulation units outstanding                  2,480,659           694,260         1,523,447
                                             ============      ============      ============

Contracts with total expenses of 1.40%:
    Net Assets                               $ 17,959,853      $  5,952,621      $ 16,562,863
    Accumulation units outstanding              2,259,645           670,641         1,462,924
    Unit value of accumulation units         $       7.95      $       8.88      $      11.32

Contracts with total expenses of 1.52%:
    Net Assets                               $  1,586,834      $    192,781      $    655,897
    Accumulation units outstanding                221,014            23,619            60,523
    Unit value of accumulation units         $       7.18      $       8.16      $      10.84

Contracts with total expenses of 1.55%:
    Net Assets                               $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --
    Unit value of accumulation units         $         --      $         --      $         --

Contracts with total expenses of 1.65%:
    Net Assets                               $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --
    Unit value of accumulation units         $         --      $         --      $         --

Contracts with total expenses of 1.70%:
    Net Assets                               $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --
    Unit value of accumulation units         $         --      $         --      $         --

Contracts with total expenses of 1.95%:
    Net Assets                               $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --
    Unit value of accumulation units         $         --      $         --      $         --

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002
                                   (Continued)

                                               Mid Cap         Mid Cap                      International
                                               Growth           Value         Small Cap        Equity
                                              Portfolio       Portfolio       Portfolio       Portfolio
                                               Class A         Class A         Class A         Class A
                                             -----------     -----------     -----------     -----------
Assets:
    Investments in Seasons Series Trust,
       at market value                       $17,888,985     $17,237,519     $14,095,807     $ 9,048,213

Liabilities                                            0               0               0               0
                                             -----------     -----------     -----------     -----------

Net Assets                                   $17,888,985     $17,237,519     $14,095,807     $ 9,048,213
                                             ===========     ===========     ===========     ===========

Accumulation units outstanding                 1,472,485       1,101,922       1,348,181       1,166,987
                                             ===========     ===========     ===========     ===========

Contracts with total expenses of 1.40%:
    Net Assets                               $16,824,207     $15,974,119     $13,366,369     $ 8,629,994
    Accumulation units outstanding             1,377,519       1,019,912       1,275,746       1,109,280
    Unit value of accumulation units         $     12.21     $     15.66     $     10.48     $      7.78

Contracts with total expenses of 1.52%:
    Net Assets                               $ 1,064,778     $ 1,263,400     $   729,438     $   418,219
    Accumulation units outstanding                94,966          82,010          72,435          57,707
    Unit value of accumulation units         $     11.21     $     15.41     $     10.07     $      7.25

Contracts with total expenses of 1.55%:
    Net Assets                               $        --     $        --     $        --     $        --
    Accumulation units outstanding                    --              --              --              --
    Unit value of accumulation units         $        --     $        --     $        --     $        --

Contracts with total expenses of 1.65%:
    Net Assets                               $        --     $        --     $        --     $        --
    Accumulation units outstanding                    --              --              --              --
    Unit value of accumulation units         $        --     $        --     $        --     $        --

Contracts with total expenses of 1.70%:
    Net Assets                               $        --     $        --     $        --     $        --
    Accumulation units outstanding                    --              --              --              --
    Unit value of accumulation units         $        --     $        --     $        --     $        --

Contracts with total expenses of 1.95%:
    Net Assets                               $        --     $        --     $        --     $        --
    Accumulation units outstanding                    --              --              --              --
    Unit value of accumulation units         $        --     $        --     $        --     $        --

                                              Diversified        Cash           Focus
                                             Fixed Income      Management       Growth
                                               Portfolio       Portfolio       Portfolio
                                                Class A         Class A         Class A
                                              -----------     -----------     -----------
Assets:
    Investments in Seasons Series Trust,
       at market value                        $15,426,164     $ 5,766,910     $ 7,699,685

Liabilities                                             0               0               0
                                              -----------     -----------     -----------

Net Assets                                    $15,426,164     $ 5,766,910     $ 7,699,685
                                              ===========     ===========     ===========

Accumulation units outstanding                  1,411,919         531,352       1,173,483
                                              ===========     ===========     ===========

Contracts with total expenses of 1.40%:
    Net Assets                                $14,636,540     $ 5,295,448     $ 7,262,761
    Accumulation units outstanding              1,338,549         487,732       1,102,957
    Unit value of accumulation units          $     10.93     $     10.86     $      6.58

Contracts with total expenses of 1.52%:
    Net Assets                                $   789,624     $   471,462     $   436,924
    Accumulation units outstanding                 73,370          43,620          70,526
    Unit value of accumulation units          $     10.76     $     10.81     $      6.20

Contracts with total expenses of 1.55%:
    Net Assets                                $        --     $        --     $        --
    Accumulation units outstanding                     --              --              --
    Unit value of accumulation units          $        --     $        --     $        --

Contracts with total expenses of 1.65%:
    Net Assets                                $        --     $        --     $        --
    Accumulation units outstanding                     --              --              --
    Unit value of accumulation units          $        --     $        --     $        --

Contracts with total expenses of 1.70%:
    Net Assets                                $        --     $        --     $        --
    Accumulation units outstanding                     --              --              --
    Unit value of accumulation units          $        --     $        --     $        --

Contracts with total expenses of 1.95%:
    Net Assets                                $        --     $        --     $        --
    Accumulation units outstanding                     --              --              --
    Unit value of accumulation units          $        --     $        --     $        --

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002
                                   (Continued)

                                                                Moderate        Balanced        Conservative
                                                Growth           Growth          Growth           Growth
                                               Strategy         Strategy        Strategy         Strategy
                                               Class B           Class B         Class B          Class B
                                             ------------     ------------     ------------     ------------
Assets:
    Investments in Seasons Series Trust,
       at market value                       $ 98,937,250     $154,852,713     $123,147,411     $ 81,208,456

Liabilities                                             0                0                0                0
                                             ------------     ------------     ------------     ------------

Net Assets                                   $ 98,937,250     $154,852,713     $123,147,411     $ 81,208,456
                                             ============     ============     ============     ============

Accumulation units outstanding                  6,910,595       10,962,655        9,013,774        6,071,979
                                             ============     ============     ============     ============

Contracts with total expenses of 1.40%:
    Net Assets                               $ 23,419,068     $ 40,469,706     $ 40,897,492     $ 27,518,498
    Accumulation units outstanding              1,631,316        2,857,130        2,986,333        2,052,055
    Unit value of accumulation units         $      14.36     $      14.16     $      13.69     $      13.41

Contracts with total expenses of 1.52%:
    Net Assets                               $         --     $         --     $         --     $         --
    Accumulation units outstanding                     --               --               --               --
    Unit value of accumulation units         $         --     $         --     $         --     $         --

Contracts with total expenses of 1.55%:
    Net Assets                               $    494,402     $  1,176,487     $  1,254,768     $    302,454
    Accumulation units outstanding                 34,143           83,099           91,728           22,358
    Unit value of accumulation units         $      14.48     $      14.16     $      13.68     $      13.53

Contracts with total expenses of 1.65%:
    Net Assets                               $ 74,560,392     $111,623,031     $ 79,633,240     $ 52,649,871
    Accumulation units outstanding              5,213,111        7,910,311        5,836,193        3,942,972
    Unit value of accumulation units         $      14.30     $      14.11     $      13.64     $      13.35

Contracts with total expenses of 1.70%:
    Net Assets                               $    184,529     $    619,968     $    471,975     $    389,408
    Accumulation units outstanding                 12,752           43,901           34,554           28,828
    Unit value of accumulation units         $      14.47     $      14.12     $      13.66     $      13.51

Contracts with total expenses of 1.95%:
    Net Assets                               $    278,859     $    963,521     $    889,936     $    348,225
    Accumulation units outstanding                 19,273           68,214           64,966           25,766
    Unit value of accumulation units         $      14.47     $      14.13     $      13.70     $      13.51

                                              Large Cap        Large Cap        Large Cap
                                               Growth          Composite          Value
                                              Portfolio        Portfolio        Portfolio
                                               Class B          Class B          Class B
                                             ------------     ------------     ------------
Assets:
    Investments in Seasons Series Trust,
       at market value                       $ 37,007,912     $ 15,328,272     $ 52,651,828

Liabilities                                             0                0                0
                                             ------------     ------------     ------------

Net Assets                                   $ 37,007,912     $ 15,328,272     $ 52,651,828
                                             ============     ============     ============

Accumulation units outstanding                  4,680,882        1,735,375        4,675,294
                                             ============     ============     ============

Contracts with total expenses of 1.40%:
    Net Assets                               $  7,006,877     $  3,585,720     $ 11,331,431
    Accumulation units outstanding                883,516          404,780        1,003,046
    Unit value of accumulation units         $       7.93     $       8.86     $      11.30

Contracts with total expenses of 1.52%:
    Net Assets                               $         --     $         --     $         --
    Accumulation units outstanding                     --               --               --
    Unit value of accumulation units         $         --     $         --     $         --

Contracts with total expenses of 1.55%:
    Net Assets                               $    108,518     $     14,430     $    121,512
    Accumulation units outstanding                 13,658            1,625           11,012
    Unit value of accumulation units         $       7.95     $       8.88     $      11.03

Contracts with total expenses of 1.65%:
    Net Assets                               $ 29,704,805     $ 11,651,906     $ 40,969,860
    Accumulation units outstanding              3,760,070        1,320,387        3,640,453
    Unit value of accumulation units         $       7.90     $       8.82     $      11.25

Contracts with total expenses of 1.70%:
    Net Assets                               $    115,000     $     35,902     $    148,713
    Accumulation units outstanding                 14,466            4,044           13,481
    Unit value of accumulation units         $       7.95     $       8.88     $      11.03

Contracts with total expenses of 1.95%:
    Net Assets                               $     72,712     $     40,314     $     80,312
    Accumulation units outstanding                  9,172            4,539            7,302
    Unit value of accumulation units         $       7.93     $       8.88     $      11.00

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002
                                   (Continued)

                                               Mid Cap         Mid Cap                      International
                                               Growth           Value         Small Cap        Equity
                                              Portfolio       Portfolio       Portfolio       Portfolio
                                               Class B         Class B         Class B         Class B
                                             -----------     -----------     -----------     -----------
Assets:
    Investments in Seasons Series Trust,
       at market value                       $34,553,224     $50,248,919     $31,232,150     $22,913,462

Liabilities                                            0               0               0               0
                                             -----------     -----------     -----------     -----------

Net Assets                                   $34,553,224     $50,248,919     $31,232,150     $22,913,462
                                             ===========     ===========     ===========     ===========

Accumulation units outstanding                 2,843,909       3,225,649       2,996,292       2,956,184
                                             ===========     ===========     ===========     ===========

Contracts with total expenses of 1.40%:
    Net Assets                               $ 6,866,825     $10,495,544     $ 6,063,922     $ 8,077,757
    Accumulation units outstanding               563,531         671,549         579,987       1,039,877
    Unit value of accumulation units         $     12.19     $     15.63     $     10.46     $      7.77

Contracts with total expenses of 1.52%:
    Net Assets                               $        --     $        --     $        --     $        --
    Accumulation units outstanding                    --              --              --              --
    Unit value of accumulation units         $        --     $        --     $        --     $        --

Contracts with total expenses of 1.55%:
    Net Assets                               $    77,412     $    50,046     $    60,596     $    29,983
    Accumulation units outstanding                 6,321           3,389           5,767           3,862
    Unit value of accumulation units         $     12.25     $     14.77     $     10.51     $      7.76

Contracts with total expenses of 1.65%:
    Net Assets                               $27,226,648     $39,549,025     $25,007,868     $14,740,534
    Accumulation units outstanding             2,242,813       2,540,248       2,401,029       1,904,051
    Unit value of accumulation units         $     12.14     $     15.57     $     10.42     $      7.74

Contracts with total expenses of 1.70%:
    Net Assets                               $   316,595     $    77,568     $    46,364     $    63,154
    Accumulation units outstanding                25,874           5,255           4,412           8,133
    Unit value of accumulation units         $     12.24     $     14.76     $     10.51     $      7.77

Contracts with total expenses of 1.95%:
    Net Assets                               $    65,744     $    76,736     $    53,400     $     2,034
    Accumulation units outstanding                 5,370           5,208           5,097             261
    Unit value of accumulation units         $     12.24     $     14.73     $     10.48     $      7.79

                                              Diversified        Cash           Focus
                                             Fixed Income      Management       Growth
                                              Portfolio        Portfolio      Portfolio
                                                Class B         Class B         Class B
                                              -----------     -----------     -----------
Assets:
    Investments in Seasons Series Trust,
       at market value                        $51,800,174     $31,893,473     $33,702,315

Liabilities                                             0               0               0
                                              -----------     -----------     -----------

Net Assets                                    $51,800,174     $31,893,473     $33,702,315
                                              ===========     ===========     ===========

Accumulation units outstanding                  4,759,508       2,950,078       5,145,160
                                              ===========     ===========     ===========

Contracts with total expenses of 1.40%:
    Net Assets                                $18,223,926     $13,091,219     $ 6,506,670
    Accumulation units outstanding              1,670,108       1,208,137         990,386
    Unit value of accumulation units          $     10.91     $     10.84     $      6.57

Contracts with total expenses of 1.52%:
    Net Assets                                $        --     $        --     $        --
    Accumulation units outstanding                     --              --              --
    Unit value of accumulation units          $        --     $        --     $        --

Contracts with total expenses of 1.55%:
    Net Assets                                $    68,638     $    18,752     $    79,358
    Accumulation units outstanding                  6,446           1,727          12,042
    Unit value of accumulation units          $     10.65     $     10.86     $      6.59

Contracts with total expenses of 1.65%:
    Net Assets                                $33,351,246     $18,753,792     $26,911,540
    Accumulation units outstanding              3,068,281       1,737,471       4,111,610
    Unit value of accumulation units          $     10.87     $     10.79     $      6.55

Contracts with total expenses of 1.70%:
    Net Assets                                $   142,998     $    24,774     $    98,950
    Accumulation units outstanding                 13,415           2,287          15,022
    Unit value of accumulation units          $     10.66     $     10.83     $      6.59

Contracts with total expenses of 1.95%:
    Net Assets                                $    13,366     $     4,936     $   105,797
    Accumulation units outstanding                  1,258             456          16,100
    Unit value of accumulation units          $     10.62     $     10.83     $      6.57

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002
                                   (Continued)

                                            Focus Growth       Focus           Focus
                                             and Income        Value           TechNet
                                              Portfolio      Portfolio        Portfolio
                                               Class B         Class B         Class B             Total
                                             -----------     -----------     -----------      ---------------
Assets:
    Investments in Seasons Series Trust,
       at market value                       $13,818,473     $13,591,403     $ 5,099,065      $ 1,510,378,030

Liabilities                                            0               0               0                    0
                                             -----------     -----------     -----------      ---------------

Net Assets                                   $13,818,473     $13,591,403     $ 5,099,065      $ 1,510,378,030
                                             ===========     ===========     ===========      ===============

Accumulation units outstanding                 1,679,285       1,266,808       1,430,649
                                             ===========     ===========     ===========

Contracts with total expenses of 1.40%:
    Net Assets                               $ 2,986,103     $ 2,420,046     $   993,313
    Accumulation units outstanding               349,802         225,323         301,064
    Unit value of accumulation units         $      8.54     $     10.74     $      3.30

Contracts with total expenses of 1.52%:
    Net Assets                               $        --     $        --     $        --
    Accumulation units outstanding                    --              --              --
    Unit value of accumulation units         $        --     $        --     $        --

Contracts with total expenses of 1.55%:
    Net Assets                               $    33,840     $    20,478     $    60,430
    Accumulation units outstanding                 3,960           1,916          18,283
    Unit value of accumulation units         $      8.55     $     10.69     $      3.31

Contracts with total expenses of 1.65%:
    Net Assets                               $10,614,086     $10,910,152     $ 3,983,970
    Accumulation units outstanding             1,303,889       1,017,059       1,092,695
    Unit value of accumulation units         $      8.14     $     10.73     $      3.65

Contracts with total expenses of 1.70%:
    Net Assets                               $    98,284     $    73,625     $    16,861
    Accumulation units outstanding                11,516           6,825           5,105
    Unit value of accumulation units         $      8.53     $     10.79     $      3.30

Contracts with total expenses of 1.95%:
    Net Assets                               $    86,160     $   167,102     $    44,491
    Accumulation units outstanding                10,118          15,685          13,502
    Unit value of accumulation units         $      8.52     $     10.65     $      3.30

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2002

                                                                                   Market Value     Market
Portfolio Investments                                                  Shares       Per Share        Value              Cost
                                                                      ---------    ------------ --------------     --------------
SEASONS SERIES TRUST:
     Growth Strategy Class A:
        Multi-Managed Growth Portfolio Class A                        7,730,903       10.17     $   78,642,260     $  118,197,238
        Asset Allocation: Diversified Growth Portfolio Class A        3,837,067       10.39         39,847,602         48,082,170
        Stock Portfolio Class A                                       2,849,923       13.52         38,541,504         45,641,857
                                                                                                --------------     --------------
                                                                                                   157,031,366        211,921,265
                                                                                                --------------     --------------
     Moderate Growth Strategy Class A:
        Multi-Managed Moderate Growth Portfolio Class A               8,578,357       10.75         92,191,539        120,741,856
        Asset Allocation: Diversified Growth Portfolio Class A        4,025,236       10.39         41,801,734         49,617,271
        Stock Portfolio Class A                                       2,391,910       13.52         32,347,477         37,114,409
                                                                                                --------------     --------------
                                                                                                   166,340,750        207,473,536
                                                                                                --------------     --------------
     Balanced Growth Strategy Class A:
        Multi-Managed Income/Equity Portfolio Class A                 6,068,792       11.00         66,760,951         75,590,748
        Asset Allocation: Diversified Growth Portfolio Class A        2,866,827       10.39         29,771,756         34,210,785
        Stock Portfolio Class A                                       1,703,772       13.52         23,041,294         25,663,963
                                                                                                --------------     --------------
                                                                                                   119,574,001        135,465,496
                                                                                                --------------     --------------
     Conservative Growth Strategy Class A:
        Multi-Managed Income Portfolio Class A                        4,637,641       11.25         52,169,147         54,106,686
        Asset Allocation: Diversified Growth Portfolio Class A        2,022,740       10.39         21,005,981         23,569,928
        Stock Portfolio Class A                                         901,836       13.52         12,196,153         13,374,130
                                                                                                --------------     --------------
                                                                                                    85,371,281         91,050,744
                                                                                                --------------     --------------

     Large Cap Growth Portfolio Class A                               2,650,141        7.38         19,546,687         31,652,680
     Large Cap Composite Portfolio Class A                              707,651        8.68          6,145,402          7,841,118
     Large Cap Value Portfolio Class A                                1,705,259       10.10         17,218,760         18,310,859
     Mid Cap Growth Portfolio Class A                                 1,843,774        9.70         17,888,985         24,857,181
     Mid Cap Value Portfolio Class A                                  1,282,788       13.44         17,237,519         15,331,138
     Small Cap Portfolio Class A                                      1,703,727        8.27         14,095,807         18,504,179
     International Equity Portfolio Class A                           1,227,730        7.37          9,048,213         13,400,251
     Diversified Fixed Income Portfolio Class A                       1,553,295        9.93         15,426,164         15,299,205
     Cash Management Portfolio Class A                                  528,814       10.91          5,766,910          5,728,418
     Focus Growth Portfolio Class A                                   1,121,847        6.86          7,699,685          9,301,312

     Growth Strategy Class B:
        Multi-Managed Growth Portfolio Class B                        4,873,765       10.17         49,550,218         58,576,821
        Asset Allocation: Diversified Growth Portfolio Class B        2,417,089       10.38         25,091,414         27,033,926
        Stock Portfolio Class B                                       1,800,339       13.50         24,295,618         26,946,103
                                                                                                --------------     --------------
                                                                                                    98,937,250        112,556,850
                                                                                                --------------     --------------
     Moderate Growth Strategy Class B:
        Multi-Managed Moderate Growth Portfolio Class B               7,986,916       10.74         85,797,734         95,503,076
        Asset Allocation: Diversified Growth Portfolio Class B        3,747,721       10.38         38,904,486         41,437,100
        Stock Portfolio Class A                                       2,234,194       13.50         30,150,493         32,959,189
                                                                                                --------------     --------------
                                                                                                   154,852,713        169,899,365
                                                                                                --------------     --------------
     Balanced Growth Strategy Class B:
        Multi-Managed Income/Equity Portfolio Class B                 6,250,023       10.99         68,707,087         73,129,875
        Asset Allocation: Diversified Growth Portfolio Class B        2,954,208       10.38         30,667,158         32,286,642
        Stock Portfolio Class B                                       1,761,625       13.50         23,773,166         25,639,667
                                                                                                --------------     --------------
                                                                                                   123,147,411        131,056,184
                                                                                                --------------     --------------
     Conservative Growth Strategy Class B:
        Multi-Managed Income Portfolio Class B                        4,410,783       11.24         49,584,793         51,073,967
        Asset Allocation: Diversified Growth Portfolio Class B        1,926,342       10.38         19,997,045         20,913,433
        Stock Portfolio Class B                                         861,549       13.50         11,626,618         12,435,562
                                                                                                --------------     --------------
                                                                                                    81,208,456         84,422,962
                                                                                                --------------     --------------

     Large Cap Growth Portfolio Class B                               5,028,177        7.36         37,007,912         43,840,165
     Large Cap Composite Portfolio Class B                            1,768,365        8.67         15,328,272         16,643,128
     Large Cap Value Portfolio Class B                                5,217,911       10.09         52,651,828         56,045,070
     Mid Cap Growth Portfolio Class B                                 3,569,992        9.68         34,553,224         36,647,796
     Mid Cap Value Portfolio Class B                                  3,742,074       13.43         50,248,919         47,394,426
     Small Cap Portfolio Class B                                      3,783,590        8.25         31,232,150         31,771,759
     International Equity Portfolio Class B                           3,113,049        7.36         22,913,462         24,213,589
     Diversified Fixed Income Portfolio Class B                       5,219,349        9.92         51,800,174         51,826,236
     Cash Management Portfolio Class B                                2,926,398       10.90         31,893,473         31,795,767
     Focus Growth Portfolio Class B                                   4,921,798        6.85         33,702,315         36,588,744
     Focus Growth & Income Portfolio Class B                          1,661,895        8.31         13,818,473         13,819,199
     Focus Value Portfolio Class B                                    1,218,444       11.15         13,591,403         13,811,927
     Focus TechNet Portfolio Class B                                  1,368,359        3.73          5,099,065          6,754,826
                                                                                                --------------     --------------
                                                                                                $1,510,378,030     $1,715,225,375
                                                                                                ==============     ==============

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002

                                                                                  Moderate          Balanced         Conservative
                                                                 Growth            Growth            Growth            Growth
                                                                Strategy          Strategy          Strategy          Strategy
                                                                 Class A           Class A           Class A           Class A
                                                               ------------      ------------      ------------      ------------
Investment income:
     Dividends and capital gains distributions                 $  7,676,496      $  6,973,879      $  5,799,035      $  3,507,849
                                                               ------------      ------------      ------------      ------------
         Total investment income                                  7,676,496         6,973,879         5,799,035         3,507,849
                                                               ------------      ------------      ------------      ------------

Expenses:
     Mortality and expense risk charge                           (2,293,401)       (2,313,466)       (1,635,598)       (1,114,157)
     Distribution expense charge                                   (274,630)         (277,117)         (195,700)         (133,423)
                                                               ------------      ------------      ------------      ------------
         Total expenses                                          (2,568,031)       (2,590,583)       (1,831,298)       (1,247,580)
                                                               ------------      ------------      ------------      ------------

Net investment income (loss)                                      5,108,465         4,383,296         3,967,737         2,260,269
                                                               ------------      ------------      ------------      ------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                   42,000,354        34,915,506        28,095,266        19,156,895
     Cost of shares sold                                        (51,826,499)      (40,923,742)      (30,865,342)      (20,062,415)
                                                               ------------      ------------      ------------      ------------

Net realized gains (losses) from
    securities transactions                                      (9,826,145)       (6,008,236)       (2,770,076)         (905,520)
                                                               ------------      ------------      ------------      ------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                        (27,005,194)      (16,221,800)       (2,912,061)          100,264
     End of period                                              (54,889,907)      (41,132,782)      (15,891,486)       (5,679,468)
                                                               ------------      ------------      ------------      ------------

Change in net unrealized appreciation
    (depreciation) of investments                               (27,884,713)      (24,910,982)      (12,979,425)       (5,779,732)
                                                               ------------      ------------      ------------      ------------

Increase (decrease) in net assets from operations              $(32,602,393)     $(26,535,922)     $(11,781,764)     $ (4,424,983)
                                                               ============      ============      ============      ============

                                                                Large Cap         Large Cap         Large Cap
                                                                 Growth           Composite          Value
                                                                Portfolio         Portfolio         Portfolio
                                                                 Class A           Class A           Class A
                                                               ------------      ------------      ------------
Investment income:
     Dividends and capital gains distributions                 $          0      $      5,793      $    524,267
                                                               ------------      ------------      ------------
         Total investment income                                          0             5,793           524,267
                                                               ------------      ------------      ------------

Expenses:
     Mortality and expense risk charge                             (305,136)          (85,956)         (209,256)
     Distribution expense charge                                    (36,352)          (10,280)          (25,026)
                                                               ------------      ------------      ------------
         Total expenses                                            (341,488)          (96,236)         (234,282)
                                                               ------------      ------------      ------------

Net investment income (loss)                                       (341,488)          (90,443)          289,985
                                                               ------------      ------------      ------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                    6,444,492         2,539,461         2,967,091
     Cost of shares sold                                         (9,748,675)       (3,215,525)       (3,116,486)
                                                               ------------      ------------      ------------

Net realized gains (losses) from
    securities transactions                                      (3,304,183)         (676,064)         (149,395)
                                                               ------------      ------------      ------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                         (9,630,227)       (1,269,170)          646,377
     End of period                                              (12,105,993)       (1,695,716)       (1,092,099)
                                                               ------------      ------------      ------------

Change in net unrealized appreciation
    (depreciation) of investments                                (2,475,766)         (426,546)       (1,738,476)
                                                               ------------      ------------      ------------

Increase (decrease) in net assets from operations              $ (6,121,437)     $ (1,193,053)     $ (1,597,886)
                                                               ============      ============      ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                 Mid Cap           Mid Cap                          International
                                                                  Growth            Value           Small Cap          Equity
                                                                Portfolio         Portfolio         Portfolio         Portfolio
                                                                 Class A           Class A           Class A           Class A
                                                               ------------      ------------      ------------      ------------
Investment income:
     Dividends and capital gains distributions                 $          0      $    837,715      $          0      $     61,567
                                                               ------------      ------------      ------------      ------------
         Total investment income                                          0           837,715                 0            61,567
                                                               ------------      ------------      ------------      ------------

Expenses:
     Mortality and expense risk charge                             (241,141)         (179,369)         (172,062)         (124,163)
     Distribution expense charge                                    (28,763)          (21,332)          (20,542)          (14,835)
                                                               ------------      ------------      ------------      ------------
         Total expenses                                            (269,904)         (200,701)         (192,604)         (138,998)
                                                               ------------      ------------      ------------      ------------

Net investment income (loss)                                       (269,904)          637,014          (192,604)          (77,431)
                                                               ------------      ------------      ------------      ------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                    4,272,410         4,152,380         2,908,998         2,037,864
     Cost of shares sold                                         (6,223,814)       (3,809,298)       (4,133,088)       (3,062,429)
                                                               ------------      ------------      ------------      ------------

Net realized gains (losses) from
    securities transactions                                      (1,951,404)          343,082        (1,224,090)       (1,024,565)
                                                               ------------      ------------      ------------      ------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                         (6,633,576)        1,422,989        (4,765,938)       (3,049,420)
     End of period                                               (6,968,196)        1,906,381        (4,408,372)       (4,352,038)
                                                               ------------      ------------      ------------      ------------

Change in net unrealized appreciation
    (depreciation) of investments                                  (334,620)          483,392           357,566        (1,302,618)
                                                               ------------      ------------      ------------      ------------

Increase (decrease) in net assets from operations              $ (2,555,928)     $  1,463,488      $ (1,059,128)     $ (2,404,614)
                                                               ============      ============      ============      ============

                                                               Diversified          Cash             Focus
                                                               Fixed Income       Management         Growth
                                                                Portfolio         Portfolio        Portfolio
                                                                 Class A           Class A           Class A
                                                               ------------      ------------      ------------
Investment income:
     Dividends and capital gains distributions                 $    433,577      $     44,972      $          0
                                                               ------------      ------------      ------------
         Total investment income                                    433,577            44,972                 0
                                                               ------------      ------------      ------------

Expenses:
     Mortality and expense risk charge                             (179,314)          (87,565)         (105,019)
     Distribution expense charge                                    (21,415)          (10,437)          (12,535)
                                                               ------------      ------------      ------------
         Total expenses                                            (200,729)          (98,002)         (117,554)
                                                               ------------      ------------      ------------

Net investment income (loss)                                        232,848           (53,030)         (117,554)
                                                               ------------      ------------      ------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                    3,708,448        14,895,777         2,506,268
     Cost of shares sold                                         (3,673,578)      (14,735,407)       (3,021,454)
                                                               ------------      ------------      ------------

Net realized gains (losses) from
    securities transactions                                          34,870           160,370          (515,186)
                                                               ------------      ------------      ------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                            (47,198)          100,524          (864,717)
     End of period                                                  126,959            38,492        (1,601,627)
                                                               ------------      ------------      ------------

Change in net unrealized appreciation
    (depreciation) of investments                                   174,157           (62,032)         (736,910)
                                                               ------------      ------------      ------------

Increase (decrease) in net assets from operations              $    441,875      $     45,308      $ (1,369,650)
                                                               ============      ============      ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                                               Moderate            Balanced         Conservative
                                                           Growth               Growth              Growth             Growth
                                                          Strategy             Strategy            Strategy           Strategy
                                                           Class B              Class B             Class B            Class B
                                                        -------------        -------------        ------------       ------------
Investment income:
    Dividends and capital gains distributions           $   3,369,145        $   4,350,326        $  3,661,087       $  2,136,350
                                                        -------------        -------------        ------------       ------------
        Total investment income                             3,369,145            4,350,326           3,661,087          2,136,350
                                                        -------------        -------------        ------------       ------------

Expenses:
    Mortality and expense risk charge                      (1,026,023)          (1,403,135)         (1,011,624)          (665,933)
    Distribution expense charge                              (106,636)            (146,567)           (106,588)           (70,194)
                                                        -------------        -------------        ------------       ------------
        Total expenses                                     (1,132,659)          (1,549,702)         (1,118,212)          (736,127)
                                                        -------------        -------------        ------------       ------------

Net investment income (loss)                                2,236,486            2,800,624           2,542,875          1,400,223
                                                        -------------        -------------        ------------       ------------

Net realized gains (losses) from securities
  transactions:
    Proceeds from shares sold                               8,611,672            6,781,036           7,042,294          7,592,657
    Cost of shares sold                                    (9,456,944)          (7,239,361)         (7,336,029)        (7,883,021)
                                                        -------------        -------------        ------------       ------------

Net realized gains (losses) from
    securities transactions                                  (845,272)            (458,325)           (293,735)          (290,364)
                                                        -------------        -------------        ------------       ------------

Net unrealized appreciation (depreciation)
  of investments:
    Beginning of period                                      (795,385)            (680,088)             33,997             81,451
    End of period                                         (13,619,611)         (15,046,645)         (7,908,772)        (3,214,503)
                                                        -------------        -------------        ------------       ------------

Change in net unrealized appreciation
    (depreciation) of investments                         (12,824,226)         (14,366,557)         (7,942,769)        (3,295,954)
                                                        -------------        -------------        ------------       ------------

Increase (decrease) in net assets from operations       $ (11,433,012)       $ (12,024,258)       $ (5,693,629)      $ (2,186,095)
                                                        =============        =============        ============       ============


                                                                        Large Cap           Large Cap         Large Cap
                                                                         Growth             Composite          Value
                                                                       Portfolio            Portfolio         Portfolio
                                                                        Class B              Class B           Class B
                                                                    --------------         ------------      ------------
Investment income:
    Dividends and capital gains distributions                       $            0         $      6,240      $  1,162,732
                                                                    --------------         ------------      ------------
        Total investment income                                                  0                6,240         1,162,732
                                                                    --------------         ------------      ------------

Expenses:
    Mortality and expense risk charge                                     (411,836)            (145,570)         (492,120)
    Distribution expense charge                                            (42,406)             (15,027)          (50,798)
                                                                    --------------         ------------      ------------
        Total expenses                                                    (454,242)            (160,597)         (542,918)
                                                                    --------------         ------------      ------------

Net investment income (loss)                                              (454,242)            (154,357)          619,814
                                                                    --------------         ------------      ------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                            2,595,927            2,223,701         3,186,261
    Cost of shares sold                                                 (2,832,640)          (2,392,587)       (3,327,569)
                                                                    --------------         ------------      ------------

Net realized gains (losses) from
    securities transactions                                               (236,713)            (168,886)         (141,308)
                                                                    --------------         ------------      ------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                   (828,104)             (87,411)          239,100
    End of period                                                       (6,832,253)          (1,314,856)       (3,393,242)
                                                                    --------------         ------------      ------------

Change in net unrealized appreciation
    (depreciation) of investments                                       (6,004,149)          (1,227,445)       (3,632,342)
                                                                    --------------         ------------      ------------

Increase (decrease) in net assets from operations                   $   (6,695,104)        $ (1,550,688)     $ (3,153,836)
                                                                    ==============         ============      ============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                              Mid Cap             Mid Cap                            International
                                                              Growth               Value            Small Cap            Equity
                                                             Portfolio           Portfolio          Portfolio          Portfolio
                                                              Class B             Class B            Class B            Class B
                                                           ------------         -----------         ----------       ------------
Investment income:
    Dividends and capital gains distributions              $          0         $ 1,757,283         $        0       $     94,433
                                                           ------------         -----------         ----------       ------------
        Total investment income                                       0           1,757,283                  0             94,433
                                                           ------------         -----------         ----------       ------------

Expenses:
    Mortality and expense risk charge                          (328,236)           (403,341)          (261,989)          (192,963)
    Distribution expense charge                                 (33,875)            (41,697)           (27,118)           (20,189)
                                                           ------------         -----------         ----------       ------------
        Total expenses                                         (362,111)           (445,038)          (289,107)          (213,152)
                                                           ------------         -----------         ----------       ------------

Net investment income (loss)                                   (362,111)          1,312,245           (289,107)          (118,719)
                                                           ------------         -----------         ----------       ------------

Net realized gains (losses) from securities
  transactions:
    Proceeds from shares sold                                 4,523,184           2,907,273         12,585,018         97,741,907
    Cost of shares sold                                      (4,934,392)         (2,938,261)       (12,895,989)       (97,912,374)
                                                           ------------         -----------         ----------       ------------

Net realized gains (losses) from
    securities transactions                                    (411,208)            (30,988)          (310,971)          (170,467)
                                                           ------------         -----------         ----------       ------------

Net unrealized appreciation (depreciation)
  of investments:
    Beginning of period                                        (725,475)            326,220           (296,631)          (122,117)
    End of period                                            (2,094,572)          2,854,493           (539,609)        (1,300,127)
                                                           ------------         -----------         ----------       ------------

Change in net unrealized appreciation
    (depreciation) of investments                            (1,369,097)          2,528,273           (242,978)        (1,178,010)
                                                           ------------         -----------         ----------       ------------

Increase (decrease) in net assets from operations          $ (2,142,416)        $ 3,809,530         $ (843,056)      $ (1,467,196)
                                                           ============         ===========         ==========       ============


                                                              Diversified            Cash                   Focus
                                                             Fixed Income          Management               Growth
                                                               Portfolio           Portfolio               Portfolio
                                                                Class B             Class B                 Class B
                                                             -----------         -------------            ------------
Investment income:
    Dividends and capital gains distributions                $ 1,016,422         $     190,028            $          0
                                                             -----------         -------------            ------------
        Total investment income                                1,016,422               190,028                       0
                                                             -----------         -------------            ------------

Expenses:
    Mortality and expense risk charge                           (423,751)             (420,090)               (381,994)
    Distribution expense charge                                  (44,467)              (44,853)                (39,440)
                                                             -----------         -------------            ------------
        Total expenses                                          (468,218)             (464,943)               (421,434)
                                                             -----------         -------------            ------------

Net investment income (loss)                                     548,204              (274,915)               (421,434)
                                                             -----------         -------------            ------------

Net realized gains (losses) from securities
  transactions:
    Proceeds from shares sold                                 20,712,570           144,787,418               5,032,929
    Cost of shares sold                                      (20,757,249)         (144,477,034)             (5,495,035)
                                                             -----------         -------------            ------------

Net realized gains (losses) from
    securities transactions                                      (44,679)              310,384                (462,106)
                                                             -----------         -------------            ------------

Net unrealized appreciation (depreciation)
  of investments:
    Beginning of period                                          (81,203)               74,269                  61,520
    End of period                                                (26,062)               97,706              (2,886,429)
                                                             -----------         -------------            ------------

Change in net unrealized appreciation
    (depreciation) of investments                                 55,141                23,437              (2,947,949)
                                                             -----------         -------------            ------------

Increase (decrease) in net assets from operations            $   558,666         $      58,906            $ (3,831,489)
                                                             ===========         =============            ============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                             Focus Growth          Focus              Focus
                                                               and Income          Value             TechNet
                                                               Portfolio          Portfolio          Portfolio
                                                                Class B           Class B*            Class B           Total
                                                              ----------         ----------        ------------     --------------
Investment income:
    Dividends and capital gains distributions                 $    3,208         $   11,150        $          0     $   43,623,554
                                                              ----------         ----------        ------------     --------------
        Total investment income                                    3,208             11,150                   0         43,623,554
                                                              ----------         ----------        ------------     --------------

Expenses:
    Mortality and expense risk charge                            (93,026)           (35,404)            (80,234)       (16,822,872)
    Distribution expense charge                                   (9,611)            (3,638)             (8,321)        (1,893,812)
                                                              ----------         ----------        ------------     --------------
        Total expenses                                          (102,637)           (39,042)            (88,555)       (18,716,684)
                                                              ----------         ----------        ------------     --------------

Net investment income (loss)                                     (99,429)           (27,892)            (88,555)        24,906,870
                                                              ----------         ----------        ------------     --------------

Net realized gains (losses) from securities
  transactions:
    Proceeds from shares sold                                  1,143,581            313,610           8,074,129        506,456,377
    Cost of shares sold                                       (1,188,470)          (311,693)        (10,114,168)      (539,910,568)
                                                              ----------         ----------        ------------     --------------

Net realized gains (losses) from
    securities transactions                                      (44,889)             1,917          (2,040,039)       (33,454,191)
                                                              ----------         ----------        ------------     --------------

Net unrealized appreciation (depreciation)
  of investments:
    Beginning of period                                          (13,973)                 0              91,082        (72,851,895)
    End of period                                                   (726)          (220,524)         (1,655,761)      (204,847,345)
                                                              ----------         ----------        ------------     --------------

Change in net unrealized appreciation
    (depreciation) of investments                                 13,247           (220,524)         (1,746,843)      (131,995,450)
                                                              ----------         ----------        ------------     --------------

Increase (decrease) in net assets from operations             $ (131,071)        $ (246,499)       $ (3,875,437)    $ (140,542,771)
                                                              ==========         ==========        ============     ==============


*    For the period from October 1, 2001 (inception) to April 30, 2002.


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002


                                                                               Moderate            Balanced          Conservative
                                                            Growth              Growth              Growth              Growth
                                                           Strategy            Strategy            Strategy            Strategy
                                                            Class A             Class A             Class A             Class A
                                                          -------------       -------------       -------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                          $   5,108,465       $   4,383,296       $   3,967,737       $  2,260,269
    Net realized gains (losses) from securities
      transactions                                           (9,826,145)         (6,008,236)         (2,770,076)          (905,520)
    Change in net unrealized appreciation
      (depreciation) of investments                         (27,884,713)        (24,910,982)        (12,979,425)        (5,779,732)
                                                          -------------       -------------       -------------       ------------
    Increase (decrease) in net assets from
      operations                                            (32,602,393)        (26,535,922)        (11,781,764)        (4,424,983)
                                                          -------------       -------------       -------------       ------------

From capital transactions
      Net proceeds from units sold                            1,775,980           1,815,721             973,479            415,658
      Cost of units redeemed                                (19,297,690)        (14,353,258)        (12,355,008)        (8,967,118)
      Net transfers                                          (5,683,389)            414,097           2,460,391          6,820,162
      Contract maintenance charge                               (93,035)            (75,111)            (47,998)           (28,504)
                                                          -------------       -------------       -------------       ------------
    Increase (decrease) in net assets from
      capital transactions                                  (23,298,134)        (12,198,551)         (8,969,136)        (1,759,802)
                                                          -------------       -------------       -------------       ------------

Increase (decrease) in net assets                           (55,900,527)        (38,734,473)        (20,750,900)        (6,184,785)
Net assets at beginning of period                           212,931,893         205,075,223         140,324,901         91,556,066
                                                          -------------       -------------       -------------       ------------
Net assets at end of period                               $ 157,031,366       $ 166,340,750       $ 119,574,001       $ 85,371,281
                                                          =============       =============       =============       ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                  109,225             119,497              65,945             29,379
    Units redeemed                                           (1,232,866)           (966,241)           (790,220)          (622,090)
    Units transferred                                          (415,589)            (18,701)            146,718            483,579
                                                          -------------       -------------       -------------       ------------
Increase (decrease) in units outstanding                     (1,539,230)           (865,445)           (577,557)          (109,132)
Beginning units                                              12,203,926          12,355,287           9,059,719          6,326,965
                                                          -------------       -------------       -------------       ------------
Ending units                                                 10,664,696          11,489,842           8,482,162          6,217,833
                                                          =============       =============       =============       ============

Contracts with total expenses of 1.52% :
    Units sold                                                    2,071                 745                 997                743
    Units redeemed                                              (31,329)             (6,194)            (83,422)           (33,015)
    Units transferred                                            (5,561)              5,242               4,344             14,906
                                                          -------------       -------------       -------------       ------------
Increase (decrease) in units outstanding                        (34,819)               (207)            (78,081)           (17,366)
Beginning units                                                 278,263             228,084             305,108            149,827
                                                          -------------       -------------       -------------       ------------
Ending units                                                    243,444             227,877             227,027            132,461
                                                          =============       =============       =============       ============

Contracts with total expenses of 1.55% :
    Units sold                                                       --                  --                  --                 --
    Units redeemed                                                   --                  --                  --                 --
    Units transferred                                                --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Increase in units outstanding                                        --                  --                  --                 --
Beginning units                                                      --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Ending units                                                         --                  --                  --                  -
                                                          =============       =============       =============       ============

Contracts with total expenses of 1.65% :
    Units sold                                                       --                  --                  --                 --
    Units redeemed                                                   --                  --                  --                  -
    Units transferred                                                --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Increase in units outstanding                                        --                  --                  --                 --
Beginning units                                                      --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Ending units                                                         --                  --                  --                 --
                                                          =============       =============       =============       ============

Contracts with total expenses of 1.70% :
    Units sold                                                       --                  --                  --                 --
    Units redeemed                                                   --                  --                  --                 --
    Units transferred                                                --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Increase in units outstanding                                        --                  --                  --                 --
Beginning units                                                      --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Ending units                                                         --                  --                  --                 --
                                                          =============       =============       =============       ============

Contracts with total expenses of 1.95% :
    Units sold                                                       --                  --                  --                 --
    Units redeemed                                                   --                  --                  --                 --
    Units transferred                                                --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Increase in units outstanding                                        --                  --                  --                 --
Beginning units                                                      --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Ending units                                                         --                  --                  --                 --
                                                          =============       =============       =============       ============


                                                                      Large Cap            Large Cap           Large Cap
                                                                        Growth            Composite               Value
                                                                      Portfolio            Portfolio           Portfolio
                                                                       Class A              Class A             Class A
                                                                    ------------          -----------        ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                      $ (341,488)           $ (90,443)          $ 289,985
    Net realized gains (losses) from securities
      transactions                                                    (3,304,183)            (676,064)           (149,395)
    Change in net unrealized appreciation
      (depreciation) of investments                                   (2,475,766)            (426,546)         (1,738,476)
                                                                    ------------          -----------        ------------
    Increase (decrease) in net assets from operations                 (6,121,437)          (1,193,053)         (1,597,886)
                                                                    ------------          -----------        ------------

From capital transactions
      Net proceeds from units sold                                       228,403               10,284             144,959
      Cost of units redeemed                                          (1,669,445)            (602,236)         (1,505,164)
      Net transfers                                                   (1,974,566)             135,010           3,644,680
      Contract maintenance charge                                         (7,841)              (2,277)             (4,195)
                                                                    ------------          -----------        ------------
    Increase (decrease) in net assets from capital
      transactions                                                    (3,423,449)            (459,219)          2,280,280
                                                                    ------------          -----------        ------------

Increase (decrease) in net assets                                     (9,544,886)          (1,652,272)            682,394
Net assets at beginning of period                                     29,091,573            7,797,674          16,536,366
                                                                    ------------          -----------        ------------
Net assets at end of period                                         $ 19,546,687          $ 6,145,402        $ 17,218,760
                                                                    ============          ===========        ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                            24,662                  997              12,017
    Units redeemed                                                      (178,238)             (58,015)           (121,866)
    Units transferred                                                   (252,141)              11,985             276,524
                                                                    ------------          -----------        ------------
Increase (decrease) in units outstanding                                (405,717)             (45,033)            166,675
Beginning units                                                        2,665,362              715,674           1,296,249
                                                                    ------------          -----------        ------------
Ending units                                                           2,259,645              670,641           1,462,924
                                                                    ============          ===========        ============

Contracts with total expenses of 1.52% :
    Units sold                                                                 0                    0                   0
    Units redeemed                                                       (14,722)              (5,030)             (7,398)
    Units transferred                                                      6,749               (6,382)             24,817
                                                                    ------------          -----------        ------------
Increase (decrease) in units outstanding                                  (7,973)             (11,412)             17,419
Beginning units                                                          228,987               35,031              43,104
                                                                    ------------          -----------        ------------
Ending units                                                             221,014               23,619              60,523
                                                                    ============          ===========        ============

Contracts with total expenses of 1.55% :
    Units sold                                                                --                   --                  --
    Units redeemed                                                            --                   --                  --
    Units transferred                                                         --                   --                  --
                                                                    ------------          -----------        ------------
Increase in units outstanding                                                 --                   --                  --
Beginning units                                                               --                   --                  --
                                                                    ------------          -----------        ------------
Ending units                                                                  --                   --                  --
                                                                    ============          ===========        ============

Contracts with total expenses of 1.65% :
    Units sold                                                                --                   --                  --
    Units redeemed                                                            --                   --                  --
    Units transferred                                                         --                   --                  --
                                                                    ------------          -----------        ------------
Increase in units outstanding                                                 --                   --                  --
Beginning units                                                               --                   --                  --
                                                                    ------------          -----------        ------------
Ending units                                                                  --                   --                  --
                                                                    ============          ===========        ============

Contracts with total expenses of 1.70% :
    Units sold                                                                --                   --                  --
    Units redeemed                                                            --                   --                  --
    Units transferred                                                         --                   --                  --
                                                                    ------------          -----------        ------------
Increase in units outstanding                                                 --                   --                  --
Beginning units                                                               --                   --                  --
                                                                    ------------          -----------        ------------
Ending units                                                                  --                   --                  --
                                                                    ============          ===========        ============

Contracts with total expenses of 1.95% :
    Units sold                                                                --                   --                  --
    Units redeemed                                                            --                   --                  --
    Units transferred                                                         --                   --                  --
                                                                    ------------          -----------        ------------
Increase in units outstanding                                                 --                   --                  --
Beginning units                                                               --                   --                  --
                                                                    ------------          -----------        ------------
Ending units                                                                  --                   --                  --
                                                                    ============          ===========        ============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                            Mid Cap              Mid Cap                              International
                                                            Growth                Value            Small Cap              Equity
                                                           Portfolio            Portfolio          Portfolio            Portfolio
                                                            Class A              Class A             Class A              Class A
                                                          -----------          ------------        ------------         -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                          $  (269,904)         $    637,014        $   (192,604)        $   (77,431)
    Net realized gains (losses) from securities
      transactions                                         (1,951,404)              343,082          (1,224,090)         (1,024,565)
    Change in net unrealized appreciation
      (depreciation) of investments                          (334,620)              483,392             357,566          (1,302,618)
                                                          -----------          ------------        ------------         -----------
    Increase (decrease) in net assets from
      operations                                           (2,555,928)            1,463,488          (1,059,128)         (2,404,614)
                                                          -----------          ------------        ------------         -----------

From capital transactions
      Net proceeds from units sold                            106,494                42,974             157,477             181,460
      Cost of units redeemed                               (1,503,196)           (2,853,647)         (1,017,096)           (802,803)
      Net transfers                                            54,697             5,640,815           1,317,822             (72,676)
      Contract maintenance charge                              (6,871)               (3,121)             (4,194)             (2,681)
                                                          -----------          ------------        ------------         -----------
    Increase (decrease) in net assets from
       capital transactions                                (1,348,876)            2,827,021             454,009            (696,700)
                                                          -----------          ------------        ------------         -----------

Increase (decrease) in net assets                          (3,904,804)            4,290,509            (605,119)         (3,101,314)
Net assets at beginning of period                          21,793,789            12,947,010          14,700,926          12,149,527
                                                          -----------          ------------        ------------         -----------
Net assets at end of period                               $17,888,985          $ 17,237,519        $ 14,095,807         $ 9,048,213
                                                          ===========          ============        ============         ===========

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                  8,080                 3,065              14,860              21,679
    Units redeemed                                           (104,762)             (143,977)            (89,994)            (93,703)
    Units transferred                                          (9,559)              363,902             111,357             (27,577)
                                                          -----------          ------------        ------------         -----------
Increase (decrease) in units outstanding                     (106,241)              222,990              36,223             (99,601)
Beginning units                                             1,483,760               796,922           1,239,523           1,208,881
                                                          -----------          ------------        ------------         -----------
Ending units                                                1,377,519             1,019,912           1,275,746           1,109,280
                                                          ===========          ============        ============         ===========

Contracts with total expenses of 1.52% :
    Units sold                                                      0                     0                   0                   0
    Units redeemed                                            (19,120)              (55,703)             (9,718)             (7,818)
    Units transferred                                          (2,013)               21,888               7,282               5,992
                                                          -----------          ------------        ------------         -----------
Increase (decrease) in units outstanding                      (21,133)              (33,815)             (2,436)             (1,826)
Beginning units                                               116,099               115,825              74,871              59,533
                                                          -----------          ------------        ------------         -----------
Ending units                                                   94,966                82,010              72,435              57,707
                                                          ===========          ============        ============         ===========

Contracts with total expenses of 1.55% :
    Units sold                                                     --                    --                  --                  --
    Units redeemed                                                 --                    --                  --                  --
    Units transferred                                              --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Increase in units outstanding                                      --                    --                  --                  --
Beginning units                                                    --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Ending units                                                       --                    --                  --                  --
                                                          ===========          ============        ============         ===========

Contracts with total expenses of 1.65% :
    Units sold                                                     --                    --                  --                  --
    Units redeemed                                                 --                    --                  --                  --
    Units transferred                                              --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Increase in units outstanding                                      --                    --                  --                  --
Beginning units                                                    --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Ending units                                                       --                    --                  --                  --
                                                          ===========          ============        ============         ===========

Contracts with total expenses of 1.70% :
    Units sold                                                     --                    --                  --                  --
    Units redeemed                                                 --                    --                  --                  --
    Units transferred                                              --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Increase in units outstanding                                      --                    --                  --                  --
Beginning units                                                    --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Ending units                                                       --                    --                  --                  --
                                                          ===========          ============        ============         ===========

Contracts with total expenses of 1.95% :
    Units sold                                                     --                    --                  --                  --
    Units redeemed                                                 --                    --                  --                  --
    Units transferred                                              --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Increase in units outstanding                                      --                    --                  --                  --
Beginning units                                                    --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Ending units                                                       --                    --                  --                  --
                                                          ===========          ============        ============         ===========


                                                                     Diversified                Cash                Focus
                                                                      Fixed Income           Management             Growth
                                                                       Portfolio              Portfolio            Portfolio
                                                                        Class A                Class A              Class A
                                                                     ------------            -----------          -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                     $    232,848            $   (53,030)         $  (117,554)
    Net realized gains (losses) from securities
      transactions                                                         34,870                160,370             (515,186)
    Change in net unrealized appreciation
      (depreciation) of investments                                       174,157                (62,032)            (736,910)
                                                                     ------------            -----------          -----------
    Increase (decrease) in net assets from operations                     441,875                 45,308           (1,369,650)
                                                                     ------------            -----------          -----------

From capital transactions
      Net proceeds from units sold                                        145,560                438,048               47,473
      Cost of units redeemed                                           (1,106,191)            (1,843,448)            (290,682)
      Net transfers                                                     3,231,409                679,345               85,870
      Contract maintenance charge                                          (2,207)                (1,215)              (3,476)
                                                                     ------------            -----------          -----------
    Increase (decrease) in net assets from capital
       transactions                                                     2,268,571               (727,270)            (160,815)
                                                                     ------------            -----------          -----------

Increase (decrease) in net assets                                       2,710,446               (681,962)          (1,530,465)
Net assets at beginning of period                                      12,715,718              6,448,872            9,230,150
                                                                     ------------            -----------          -----------

Net assets at end of period                                          $ 15,426,164            $ 5,766,910          $ 7,699,685
                                                                     ============            ===========          ===========

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                             12,597                 40,297                6,843
    Units redeemed                                                        (80,714)              (140,066)             (41,180)
    Units transferred                                                     271,413                 24,025               (3,144)
                                                                     ------------            -----------          -----------
Increase (decrease) in units outstanding                                  203,296                (75,744)             (37,481)
Beginning units                                                         1,135,253                563,476            1,140,438
                                                                     ------------            -----------          -----------
Ending units                                                            1,338,549                487,732            1,102,957
                                                                     ============            ===========          ===========

Contracts with total expenses of 1.52% :
    Units sold                                                                927                      0                    0
    Units redeemed                                                        (21,674)               (29,983)              (2,650)
    Units transferred                                                      26,097                 38,759                2,698
                                                                     ------------            -----------          -----------
Increase (decrease) in units outstanding                                    5,350                  8,776                   48
Beginning units                                                            68,020                 34,844               70,478
                                                                     ------------            -----------          -----------
Ending units                                                               73,370                 43,620               70,526
                                                                     ============            ===========          ===========

Contracts with total expenses of 1.55% :
    Units sold                                                                 --                     --                   --
    Units redeemed                                                             --                     --                   --
    Units transferred                                                          --                     --                   --
                                                                     ------------            -----------          -----------
Increase in units outstanding                                                  --                     --                   --
Beginning units                                                                --                     --                   --
                                                                     ------------            -----------          -----------
Ending units                                                                   --                     --                   --
                                                                     ============            ===========          ===========

Contracts with total expenses of 1.65% :
    Units sold                                                                 --                     --                   --
    Units redeemed                                                             --                     --                   --
    Units transferred                                                          --                     --                   --
                                                                     ------------            -----------          -----------
Increase in units outstanding                                                  --                     --                   --
Beginning units                                                                --                     --                   --
                                                                     ------------            -----------          -----------
Ending units                                                                   --                     --                   --
                                                                     ============            ===========          ===========

Contracts with total expenses of 1.70% :
    Units sold                                                                 --                     --                   --
    Units redeemed                                                             --                     --                   --
    Units transferred                                                          --                     --                   --
                                                                     ------------            -----------          -----------
Increase in units outstanding                                                  --                     --                   --
Beginning units                                                                --                     --                   --
                                                                     ------------            -----------          -----------
Ending units                                                                   --                     --                   --
                                                                     ============            ===========          ===========

Contracts with total expenses of 1.95% :
    Units sold                                                                 --                     --                   --
    Units redeemed                                                             --                     --                   --
    Units transferred                                                          --                     --                   --
                                                                     ------------            -----------          -----------
Increase in units outstanding                                                  --                     --                   --
Beginning units                                                                --                     --                   --
                                                                     ------------            -----------          -----------
Ending units                                                                   --                     --                   --
                                                                     ============            ===========          ===========


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                                              Moderate            Balanced            Conservative
                                                         Growth               Growth               Growth                Growth
                                                        Strategy             Strategy              Strategy              Strategy
                                                        Class B              Class B               Class B               Class B
                                                     ------------         -------------         -------------         ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                     $  2,236,486         $   2,800,624         $   2,542,875         $  1,400,223
    Net realized gains (losses) from securities
      transactions                                       (845,272)             (458,325)             (293,735)            (290,364)
    Change in net unrealized appreciation
      (depreciation) of investments                   (12,824,226)          (14,366,557)           (7,942,769)          (3,295,954)
                                                     ------------         -------------         -------------         ------------
    Increase (decrease) in net assets from
      operations                                      (11,433,012)          (12,024,258)           (5,693,629)          (2,186,095)
                                                     ------------         -------------         -------------         ------------

From capital transactions
      Net proceeds from units sold                     44,790,235            67,721,619            48,487,958           33,107,150
      Cost of units redeemed                           (4,692,290)           (4,088,815)           (3,679,463)          (3,619,784)
      Net transfers                                    39,149,149            67,863,696            62,736,538           40,139,058
      Contract maintenance charge                         (15,895)              (15,119)              (10,002)              (6,690)
                                                     ------------         -------------         -------------         ------------
    Increase (decrease) in net assets from
      capital transactions                             79,231,199           131,481,381           107,535,031           69,619,734
                                                     ------------         -------------         -------------         ------------

Increase (decrease) in net assets                      67,798,187           119,457,123           101,841,402           67,433,639
Net assets at beginning of period                      31,139,063            35,395,590            21,306,009           13,774,817
                                                     ------------         -------------         -------------         ------------
Net assets at end of period                          $ 98,937,250         $ 154,852,713         $ 123,147,411         $ 81,208,456
                                                     ============         =============         =============         ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                            631,107             1,075,892             1,215,417              868,089
    Units redeemed                                        (41,723)              (82,095)              (79,093)             (74,499)
    Units transferred                                     643,892             1,380,077             1,474,941            1,077,330
                                                     ------------         -------------         -------------         ------------
Increase (decrease) in units outstanding                1,233,276             2,373,874             2,611,265            1,870,920
Beginning units                                           398,040               483,256               375,068              181,135
                                                     ------------         -------------         -------------         ------------
Ending units                                            1,631,316             2,857,130             2,986,333            2,052,055
                                                     ============         =============         =============         ============

Contracts with total expenses of 1.52% :
    Units sold                                                 --                    --                    --                   --
    Units redeemed                                             --                    --                    --                   --
    Units transferred                                          --                    --                    --                   --
                                                     ------------         -------------         -------------         ------------
Increase (decrease) in units outstanding                       --                    --                    --                   --
Beginning units                                                --                    --                    --                   --
                                                     ------------         -------------         -------------         ------------
Ending units                                                   --                    --                    --                   --
                                                     ============         =============         =============         ============

Contracts with total expenses of 1.55% :
    Units sold                                             33,214                58,041                70,107               19,786
    Units redeemed                                              0                     0                     0                    0
    Units transferred                                         929                25,058                21,621                2,572
                                                     ------------         -------------         -------------         ------------
Increase in units outstanding                              34,143                83,099                91,728               22,358
Beginning units                                                 0                     0                     0                    0
                                                     ------------         -------------         -------------         ------------
Ending units                                               34,143                83,099                91,728               22,358
                                                     ============         =============         =============         ============

Contracts with total expenses of 1.65% :
    Units sold                                          2,177,389             3,293,280             2,029,606            1,483,627
    Units redeemed                                       (271,343)             (197,831)             (182,810)            (191,519)
    Units transferred                                   1,875,797             3,122,850             2,940,309            1,855,487
                                                     ------------         -------------         -------------         ------------
Increase in units outstanding                           3,781,843             6,218,299             4,787,105            3,147,595
Beginning units                                         1,431,268             1,692,012             1,049,088              795,377
                                                     ------------         -------------         -------------         ------------
Ending units                                            5,213,111             7,910,311             5,836,193            3,942,972
                                                     ============         =============         =============         ============

Contracts with total expenses of 1.70% :
    Units sold                                             11,769                40,075                34,243               24,803
    Units redeemed                                              0                     0                  (209)                   0
    Units transferred                                         983                 3,826                   520                4,025
                                                     ------------         -------------         -------------         ------------
Increase in units outstanding                              12,752                43,901                34,554               28,828
Beginning units                                                 0                     0                     0                    0
                                                     ------------         -------------         -------------         ------------
Ending units                                               12,752                43,901                34,554               28,828
                                                     ============         =============         =============         ============

Contracts with total expenses of 1.95% :
    Units sold                                             14,799                38,999                63,979               19,341
    Units redeemed                                              0                  (140)                 (450)                   0
    Units transferred                                       4,474                29,355                 1,437                6,425
                                                     ------------         -------------         -------------         ------------
Increase in units outstanding                              19,273                68,214                64,966               25,766
Beginning units                                                 0                     0                     0                    0
                                                     ------------         -------------         -------------         ------------
Ending units                                               19,273                68,214                64,966               25,766
                                                     ============         =============         =============         ============


                                                                             Large Cap             Large Cap            Large Cap
                                                                              Growth             Composite                Value
                                                                             Portfolio             Portfolio            Portfolio
                                                                              Class B               Class B              Class B
                                                                           ------------          ------------         ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                           $   (454,242)         $   (154,357)        $    619,814
    Net realized gains (losses) from securities
      transactions                                                             (236,713)             (168,886)            (141,308)
    Change in net unrealized appreciation
      (depreciation) of investments                                          (6,004,149)           (1,227,445)          (3,632,342)
                                                                           ------------          ------------         ------------
    Increase (decrease) in net assets from operations                        (6,695,104)           (1,550,688)          (3,153,836)
                                                                           ------------          ------------         ------------

From capital transactions
      Net proceeds from units sold                                           18,219,142             6,957,580           21,855,708
      Cost of units redeemed                                                 (1,204,436)             (746,851)          (1,839,195)
      Net transfers                                                          14,083,692             6,215,659           23,333,460
      Contract maintenance charge                                                (2,996)               (1,138)              (3,305)
                                                                           ------------          ------------         ------------
    Increase (decrease) in net assets from capital transactions              31,095,402            12,425,250           43,346,668
                                                                           ------------          ------------         ------------

Increase (decrease) in net assets                                            24,400,298            10,874,562           40,192,832
Net assets at beginning of period                                            12,607,614             4,453,710           12,458,996
                                                                           ------------          ------------         ------------
Net assets at end of period                                                $ 37,007,912          $ 15,328,272         $ 52,651,828
                                                                           ============          ============         ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                                  444,388               187,605              427,015
    Units redeemed                                                              (27,060)               (7,599)             (23,883)
    Units transferred                                                           327,442               194,578              489,823
                                                                           ------------          ------------         ------------
Increase (decrease) in units outstanding                                        744,770               374,584              892,955
Beginning units                                                                 138,746                30,196              110,091
                                                                           ------------          ------------         ------------
Ending units                                                                    883,516               404,780            1,003,046
                                                                           ============          ============         ============

Contracts with total expenses of 1.52% :
    Units sold                                                                       --                    --                   --
    Units redeemed                                                                   --                    --                   --
    Units transferred                                                                --                    --                   --
                                                                           ------------          ------------         ------------
Increase (decrease) in units outstanding                                             --                    --                   --
Beginning units                                                                      --                    --                   --
                                                                           ------------          ------------         ------------
Ending units                                                                         --                    --                    -
                                                                           ============          ============         ============

Contracts with total expenses of 1.55% :
    Units sold                                                                   11,873                 1,625                9,700
    Units redeemed                                                                  (67)                    0                  (50)
    Units transferred                                                             1,852                     0                1,362
                                                                           ------------          ------------         ------------
Increase in units outstanding                                                    13,658                 1,625               11,012
Beginning units                                                                       0                     0                    0
                                                                           ------------          ------------         ------------
Ending units                                                                     13,658                 1,625               11,012
                                                                           ============          ============         ============

Contracts with total expenses of 1.65% :
    Units sold                                                                1,519,204               537,154            1,387,485
    Units redeemed                                                             (113,039)              (72,786)            (135,869)
    Units transferred                                                         1,245,440               458,215            1,489,286
                                                                           ------------          ------------         ------------
Increase in units outstanding                                                 2,651,605               922,583            2,740,902
Beginning units                                                               1,108,465               397,804              899,551
                                                                           ------------          ------------         ------------
Ending units                                                                  3,760,070             1,320,387            3,640,453
                                                                           ============          ============         ============

Contracts with total expenses of 1.70% :
    Units sold                                                                   14,023                 4,007               13,267
    Units redeemed                                                                    0                     0                    0
    Units transferred                                                               443                    37                  214
                                                                           ------------          ------------         ------------
Increase in units outstanding                                                    14,466                 4,044               13,481
Beginning units                                                                       0                     0                    0
                                                                           ------------          ------------         ------------
Ending units                                                                     14,466                 4,044               13,481
                                                                           ============          ============         ============

Contracts with total expenses of 1.95% :
    Units sold                                                                    7,875                 4,539                6,342
    Units redeemed                                                                  (97)                    0                  (74)
    Units transferred                                                             1,394                     0                1,034
                                                                           ------------          ------------         ------------
Increase in units outstanding                                                     9,172                 4,539                7,302
Beginning units                                                                       0                     0                    0
                                                                           ------------          ------------         ------------
Ending units                                                                      9,172                 4,539                7,302
                                                                           ============          ============         ============


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                             Mid Cap             Mid Cap                             International
                                                             Growth               Value             Small Cap            Equity
                                                            Portfolio            Portfolio           Portfolio         Portfolio
                                                             Class B              Class B             Class B           Class B
                                                          ------------         ------------        ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                          $   (362,111)         $ 1,312,245        $   (289,107)     $   (118,719)
    Net realized gains (losses) from securities
      transactions                                            (411,208)             (30,988)           (310,971)         (170,467)
    Change in net unrealized appreciation
      (depreciation) of investments                         (1,369,097)           2,528,273            (242,978)       (1,178,010)
                                                          ------------         ------------        ------------      ------------
    Increase (decrease) in net assets from
      operations                                            (2,142,416)           3,809,530            (843,056)       (1,467,196)
                                                          ------------         ------------        ------------      ------------

From capital transactions
      Net proceeds from units sold                          11,688,647           16,537,138          11,158,135        10,047,021
      Cost of units redeemed                                  (927,737)          (1,665,100)           (759,591)         (685,441)
      Net transfers                                         15,560,438           21,679,391          15,397,198         9,074,261
      Contract maintenance charge                               (3,304)              (3,268)             (2,140)           (1,341)
                                                          ------------         ------------        ------------      ------------
    Increase (decrease) in net assets from
      capital transactions                                  26,318,044           36,548,161          25,793,602        18,434,500
                                                          ------------         ------------        ------------      ------------

Increase (decrease) in net assets                           24,175,628           40,357,691          24,950,546        16,967,304
Net assets at beginning of period                           10,377,596            9,891,228           6,281,604         5,946,158
                                                          ------------         ------------        ------------      ------------
Net assets at end of period                               $ 34,553,224         $ 50,248,919        $ 31,232,150      $ 22,913,462
                                                          ============         ============        ============      ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                 209,470              230,867             212,098           280,345
    Units redeemed                                             (11,243)             (16,262)            (18,416)          (15,216)
    Units transferred                                          284,675              358,581             324,414           687,430
                                                          ------------         ------------        ------------      ------------
Increase (decrease) in units outstanding                       482,902              573,186             518,096           952,559
Beginning units                                                 80,629               98,363              61,891            87,318
                                                          ------------         ------------        ------------      ------------
Ending units                                                   563,531              671,549             579,987         1,039,877
                                                          ============         ============        ============      ============

Contracts with total expenses of 1.52% :
    Units sold                                                      --                   --                  --                --
    Units redeemed                                                  --                   --                  --                --
    Units transferred                                               --                   --                  --                --
                                                          ------------         ------------        ------------      ------------
Increase (decrease) in units outstanding                            --                   --                  --                --
Beginning units                                                     --                   --                  --                --
                                                          ------------         ------------        ------------      ------------
Ending units                                                        --                   --                  --                --
                                                          ============         ============        ============      ============

Contracts with total expenses of 1.55% :
    Units sold                                                   5,428                2,712               5,139             3,711
    Units redeemed                                                  (1)                  (1)                 (2)               (5)
    Units transferred                                              894                  678                 630               156
                                                          ------------         ------------        ------------      ------------
Increase in units outstanding                                    6,321                3,389               5,767             3,862
Beginning units                                                      0                    0                   0                 0
                                                          ------------         ------------        ------------      ------------
Ending units                                                     6,321                3,389               5,767             3,862
                                                          ============         ============        ============      ============

Contracts with total expenses of 1.65% :
    Units sold                                                 692,009              908,849             838,290           935,014
    Units redeemed                                             (64,896)             (99,923)            (55,475)          (73,329)
    Units transferred                                          937,526            1,132,448           1,118,617           510,105
                                                          ------------         ------------        ------------      ------------
Increase in units outstanding                                1,564,639            1,941,374           1,901,432         1,371,790
Beginning units                                                678,174              598,874             499,597           532,261
                                                          ------------         ------------        ------------      ------------
Ending units                                                 2,242,813            2,540,248           2,401,029         1,904,051
                                                          ============         ============        ============      ============

Contracts with total expenses of 1.70% :
    Units sold                                                  26,080                4,964               4,021             7,826
    Units redeemed                                                (233)                   0                   0                 0
    Units transferred                                               27                  291                 391               307
                                                          ------------         ------------        ------------      ------------
Increase in units outstanding                                   25,874                5,255               4,412             8,133
Beginning units                                                      0                    0                   0                 0
                                                          ------------         ------------        ------------      ------------
Ending units                                                    25,874                5,255               4,412             8,133
                                                          ============         ============        ============      ============

Contracts with total expenses of 1.95% :
    Units sold                                                   4,539                5,134               5,006               261
    Units redeemed                                                 (39)                 (26)                (47)                0
    Units transferred                                              870                  100                 138                 0
                                                          ------------         ------------        ------------      ------------
Increase in units outstanding                                    5,370                5,208               5,097               261
Beginning units                                                      0                    0                   0                 0
                                                          ------------         ------------        ------------      ------------
Ending units                                                     5,370                5,208               5,097               261
                                                          ============         ============        ============      ============


                                                                          Diversified            Cash               Focus
                                                                          Fixed Income         Management           Growth
                                                                           Portfolio          Portfolio            Portfolio
                                                                             Class B            Class B             Class B
                                                                          ------------       ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                          $    548,204       $   (274,915)       $   (421,434)
    Net realized gains (losses) from securities
      transactions                                                             (44,679)           310,384            (462,106)
    Change in net unrealized appreciation
      (depreciation) of investments                                             55,141             23,437          (2,947,949)
                                                                          ------------       ------------        ------------
    Increase (decrease) in net assets from operations                          558,666             58,906          (3,831,489)
                                                                          ------------       ------------        ------------

From capital transactions
      Net proceeds from units sold                                          16,747,003         39,480,062          12,499,140
      Cost of units redeemed                                                (1,790,794)        (3,248,269)         (1,099,357)
      Net transfers                                                         26,256,721        (24,876,188)         11,365,237
      Contract maintenance charge                                               (2,092)            (1,429)             (5,394)
                                                                          ------------       ------------        ------------
    Increase (decrease) in net assets from capital transactions             41,210,838         11,354,176          22,759,626
                                                                          ------------       ------------        ------------

Increase (decrease) in net assets                                           41,769,504         11,413,082          18,928,137
Net assets at beginning of period                                           10,030,670         20,480,391          14,774,178
                                                                          ------------       ------------        ------------
Net assets at end of period                                               $ 51,800,174       $ 31,893,473        $ 33,702,315
                                                                          ============       ============        ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                                 621,570          1,521,590             273,828
    Units redeemed                                                             (48,650)           (60,029)            (21,007)
    Units transferred                                                          880,026           (967,253)            401,048
                                                                          ------------       ------------        ------------
Increase (decrease) in units outstanding                                     1,452,946            494,308             653,869
Beginning units                                                                217,162            713,829             336,517
                                                                          ------------       ------------        ------------
Ending units                                                                 1,670,108          1,208,137             990,386
                                                                          ============       ============        ============

Contracts with total expenses of 1.52% :
    Units sold                                                                      --                 --                  --
    Units redeemed                                                                  --                 --                  --
    Units transferred                                                               --                 --                  --
                                                                          ------------       ------------        ------------
Increase (decrease) in units outstanding                                            --                 --                  --
Beginning units                                                                     --                 --                  --
                                                                          ------------       ------------        ------------
Ending units                                                                        --                 --                  --
                                                                          ============       ============        ============

Contracts with total expenses of 1.55% :
    Units sold                                                                   5,417                858              10,544
    Units redeemed                                                                  (5)                 0                   0
    Units transferred                                                            1,034                869               1,498
                                                                          ------------       ------------        ------------
Increase in units outstanding                                                    6,446              1,727              12,042
Beginning units                                                                      0                  0                   0
                                                                          ------------       ------------        ------------
Ending units                                                                     6,446              1,727              12,042
                                                                          ============       ============        ============

Contracts with total expenses of 1.65% :
    Units sold                                                                 910,291          2,126,822           1,476,916
    Units redeemed                                                            (116,922)          (240,270)           (140,713)
    Units transferred                                                        1,542,063         (1,337,797)          1,176,690
                                                                          ------------       ------------        ------------
Increase in units outstanding                                                2,335,432            548,755           2,512,893
Beginning units                                                                732,849          1,188,716           1,598,717
                                                                          ------------       ------------        ------------
Ending units                                                                 3,068,281          1,737,471           4,111,610
                                                                          ============       ============        ============

Contracts with total expenses of 1.70% :
    Units sold                                                                  13,320              2,256              14,638
    Units redeemed                                                                   0                  0                   0
    Units transferred                                                               95                 31                 384
                                                                          ------------       ------------        ------------
Increase in units outstanding                                                   13,415              2,287              15,022
Beginning units                                                                      0                  0                   0
                                                                          ------------       ------------        ------------
Ending units                                                                    13,415              2,287              15,022
                                                                          ============       ============        ============

Contracts with total expenses of 1.95% :
    Units sold                                                                   1,133                416              12,760
    Units redeemed                                                                 (82)               (46)                (72)
    Units transferred                                                              207                 86               3,412
                                                                          ------------       ------------        ------------
Increase in units outstanding                                                    1,258                456              16,100
Beginning units                                                                      0                  0                   0
                                                                          ------------       ------------        ------------
Ending units                                                                     1,258                456              16,100
                                                                          ============       ============        ============


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                              Focus Growth           Focus            Focus
                                                               and Income            Value           TechNet
                                                                Portfolio          Portfolio         Portfolio
                                                                 Class B           Class B*           Class B            Total
                                                              ------------       ------------       -----------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                              $    (99,429)      $    (27,892)     $    (88,555)   $    24,906,870
    Net realized gains (losses) from securities
      transactions                                                 (44,889)             1,917        (2,040,039)       (33,454,191)
    Change in net unrealized appreciation
      (depreciation) of investments                                 13,247           (220,524)       (1,746,843)      (131,995,450)
                                                              ------------       ------------       -----------    ---------------
    Increase (decrease) in net assets from operations             (131,071)          (246,499)       (3,875,437)      (140,542,771)
                                                              ------------       ------------       -----------    ---------------

From capital transactions
      Net proceeds from units sold                               5,282,165          4,446,854         3,241,114        378,750,641
      Cost of units redeemed                                      (395,789)          (105,192)         (344,232)       (99,059,318)
      Net transfers                                              7,087,760          9,496,409         4,088,019        365,404,165
      Contract maintenance charge                                   (1,033)              (169)             (666)          (358,707)
                                                              ------------       ------------       -----------    ---------------
    Increase (decrease) in net assets from
      capital transactions                                      11,973,103         13,837,902         6,984,235        644,736,781
                                                              ------------       ------------       -----------    ---------------

Increase (decrease) in net assets                               11,842,032         13,591,403         3,108,798        504,194,010
Net assets at beginning of period                                1,976,441                  0         1,990,267      1,006,184,020
                                                              ------------       ------------       -----------    ---------------
Net assets at end of period                                   $ 13,818,473       $ 13,591,403       $ 5,099,065    $ 1,510,378,030
                                                              ============       ============       ===========    ===============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                      61,049             57,452            79,800
    Units redeemed                                                  (5,035)            (1,789)           (9,130)
    Units transferred                                              270,860            169,660           174,882
                                                              ------------       ------------       -----------
Increase (decrease) in units outstanding                           326,874            225,323           245,552
Beginning units                                                     22,928                  0            55,512
                                                              ------------       ------------       -----------
Ending units                                                       349,802            225,323           301,064
                                                              ============       ============       ===========

Contracts with total expenses of 1.52% :
    Units sold                                                          --                 --                --
    Units redeemed                                                      --                 --                --
    Units transferred                                                   --                 --                --
                                                              ------------       ------------       -----------
Increase (decrease) in units outstanding                                --                 --                --
Beginning units                                                         --                 --                --
                                                              ------------       ------------       -----------
Ending units                                                            --                 --                 -
                                                              ============       ============       ===========

Contracts with total expenses of 1.55% :
    Units sold                                                       3,780              1,607            15,991
    Units redeemed                                                     (33)                 0                 0
    Units transferred                                                  213                309             2,292
                                                              ------------       ------------       -----------
Increase in units outstanding                                        3,960              1,916            18,283
Beginning units                                                          0                  0                 0
                                                              ------------       ------------       -----------
Ending units                                                         3,960              1,916            18,283
                                                              ============       ============       ===========

Contracts with total expenses of 1.65% :
    Units sold                                                     560,496            325,513           517,369
    Units redeemed                                                 (45,437)            (7,779)          (69,471)
    Units transferred                                              591,785            699,325           410,948
                                                              ------------       ------------       -----------
Increase in units outstanding                                    1,106,844          1,017,059           858,846
Beginning units                                                    197,045                  0           233,849
                                                              ------------       ------------       -----------
Ending units                                                     1,303,889          1,017,059         1,092,695
                                                              ============       ============       ===========

Contracts with total expenses of 1.70% :
    Units sold                                                      11,307              6,794             5,009
    Units redeemed                                                       0                  0                 0
    Units transferred                                                  209                 31                96
                                                              ------------       ------------       -----------
Increase in units outstanding                                       11,516              6,825             5,105
Beginning units                                                          0                  0                 0
                                                              ------------       ------------       -----------
Ending units                                                        11,516              6,825             5,105
                                                              ============       ============       ===========

Contracts with total expenses of 1.95% :
    Units sold                                                       9,906             15,365            13,344
    Units redeemed                                                     (43)               (77)              (81)
    Units transferred                                                  255                397               239
                                                              ------------       ------------       -----------
Increase in units outstanding                                       10,118             15,685            13,502
Beginning units                                                          0                  0                 0
                                                              ------------       ------------       -----------
Ending units                                                        10,118             15,685            13,502
                                                              ============       ============       ===========


*For the period from October 1, 2001 (inception) to April 30, 2002


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001


                                                                                Moderate         Balanced        Conservative
                                                                Growth           Growth           Growth            Growth
                                                               Strategy         Strategy         Strategy          Strategy
                                                               Class A          Class A           Class A           Class A
                                                               -------          -------           -------           -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                         $  24,256,202     $  20,950,442     $   8,280,471     $  3,674,139
      Net realized gains (losses) from
          securities transactions                              1,086,470           837,297           723,261          502,246
      Change in net unrealized appreciation
          (depreciation) of investments                      (65,073,966)      (50,515,972)      (19,649,040)      (6,460,135)
                                                           -------------     -------------     -------------     ------------
      Increase (decrease) in net assets from
        operations                                           (39,731,294)      (28,728,233)      (10,645,308)      (2,283,750)
                                                           -------------     -------------     -------------     ------------

From capital transactions
          Net proceeds from units sold                        24,065,034        22,156,600        10,347,107        4,044,955
          Cost of units redeemed                             (15,717,373)      (14,852,485)      (10,225,997)      (8,263,834)
          Net transfers                                       36,819,390        31,480,026        18,732,662       10,212,244
          Contract maintenance charge                            (71,805)          (59,104)          (41,522)         (24,926)
                                                           -------------     -------------     -------------     ------------
      Increase in net assets from capital
        transactions                                          45,095,246        38,725,037        18,812,250        5,968,439
                                                           -------------     -------------     -------------     ------------

Increase in net assets                                         5,363,952         9,996,804         8,166,942        3,684,689
Net assets at beginning of period                            207,567,941       195,078,419       132,157,959       87,871,377
                                                           -------------     -------------     -------------     ------------
Net assets at end of period                                $ 212,931,893     $ 205,075,223     $ 140,324,901     $ 91,556,066
                                                           =============     =============     =============     ============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                               1,132,857         1,143,653           599,870          266,805
      Units redeemed                                            (803,730)         (806,845)         (638,635)        (567,748)
      Units transferred                                        1,753,959         1,608,202         1,006,121          648,188
                                                           -------------     -------------     -------------     ------------
Increase in units outstanding                                  2,083,086         1,945,010           967,356          347,245
Beginning units                                               10,120,840        10,410,277         8,092,363        5,979,720
                                                           -------------     -------------     -------------     ------------
Ending units                                                  12,203,926        12,355,287         9,059,719        6,326,965
                                                           =============     =============     =============     ============

Contracts with total expenses of 1.52% :
      Units sold                                                  76,105            54,745            41,527           12,016
      Units redeemed                                             (40,040)          (37,940)          (16,481)          (8,671)
      Units transferred                                          109,753           141,776           170,205           64,711
                                                           -------------     -------------     -------------     ------------
Increase in units outstanding                                    145,818           158,581           195,251           68,056
Beginning units                                                  132,445            69,503           109,857           81,771
                                                           -------------     -------------     -------------     ------------
Ending units                                                     278,263           228,084           305,108          149,827
                                                           =============     =============     =============     ============

Contracts with total expenses of 1.65% :
      Units sold                                                      --                --                --               --
      Units redeemed                                                  --                --                --               --
      Units transferred                                               --                --                --               --
                                                           -------------     -------------     -------------     ------------
Increase in units outstanding                                         --                --                --               --
Beginning units                                                       --                --                --               --
                                                           -------------     -------------     -------------     ------------
Ending units                                                          --                --                --               --
                                                           =============     =============     =============     ============

                                                        Large Cap        Large Cap        Large Cap
                                                         Growth          Composite          Value
                                                        Portfolio        Portfolio        Portfolio
                                                         Class A          Class A          Class A
                                                         -------          -------          -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                     $  2,640,034     $   397,345     $    842,526
      Net realized gains (losses) from
          securities transactions                          (416,090)        (91,524)          15,170
      Change in net unrealized appreciation
          (depreciation) of investments                 (11,477,644)     (1,644,692)         719,858
                                                       ------------     -----------     ------------
      Increase (decrease) in net assets from
        operations                                       (9,253,700)     (1,338,871)       1,577,554
                                                       ------------     -----------     ------------

From capital transactions
          Net proceeds from units sold                    9,743,926       1,619,878        3,761,855
          Cost of units redeemed                         (1,577,025)       (706,197)        (831,564)
          Net transfers                                  13,002,736       3,557,039        5,751,985
          Contract maintenance charge                        (4,496)         (1,309)          (1,944)
                                                       ------------     -----------     ------------
      Increase in net assets from capital
        transactions                                     21,165,141       4,469,411        8,680,332
                                                       ------------     -----------     ------------

Increase in net assets                                   11,911,441       3,130,540       10,257,886
Net assets at beginning of period                        17,180,132       4,667,134        6,278,480
                                                       ------------     -----------     ------------
Net assets at end of period                            $ 29,091,573     $ 7,797,674     $ 16,536,366
                                                       ============     ===========     ============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                            695,895         125,143          323,808
      Units redeemed                                       (127,409)        (60,187)         (71,514)
      Units transferred                                     938,805         288,777          472,465
                                                       ------------     -----------     ------------
Increase in units outstanding                             1,507,291         353,733          724,759
Beginning units                                           1,158,071         361,941          571,490
                                                       ------------     -----------     ------------
Ending units                                              2,665,362         715,674        1,296,249
                                                       ============     ===========     ============

Contracts with total expenses of 1.52% :
      Units sold                                             45,902           7,725           10,585
      Units redeemed                                         (7,930)           (299)            (654)
      Units transferred                                     113,630           8,639           22,109
                                                       ------------     -----------     ------------
Increase in units outstanding                               151,602          16,065           32,040
Beginning units                                              77,385          18,966           11,064
                                                       ------------     -----------     ------------
Ending units                                                228,987          35,031           43,104
                                                       ============     ===========     ============

Contracts with total expenses of 1.65% :
      Units sold                                                 --              --               --
      Units redeemed                                             --              --               --
      Units transferred                                          --              --               --
                                                       ------------     -----------     ------------
Increase in units outstanding                                    --              --               --
Beginning units                                                  --              --               --
                                                       ------------     -----------     ------------
Ending units                                                     --              --               --
                                                       ============     ===========     ============


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)

                                                                Mid Cap            Mid Cap                            International
                                                                Growth             Value              Small Cap          Equity
                                                               Portfolio          Portfolio           Portfolio         Portfolio
                                                                Class A            Class A             Class A           Class A
                                                                -------            -------             -------           -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                           $  4,419,176       $    571,083       $  2,414,265       $    379,432
      Net realized gains (losses) from securities
          transactions                                           (724,528)            90,972           (202,490)          (102,011)
      Change in net unrealized appreciation
          (depreciation) of investments                        (8,335,994)         1,258,286         (5,036,286)        (3,078,546)
                                                             ------------       ------------       ------------       ------------
      Increase (decrease) in net assets from operations        (4,641,346)         1,920,341         (2,824,511)        (2,801,125)
                                                             ------------       ------------       ------------       ------------

From capital transactions
          Net proceeds from units sold                          7,375,982          1,417,163          4,936,879          5,144,509
          Cost of units redeemed                               (1,629,110)          (689,673)          (459,218)          (417,380)
          Net transfers                                         9,834,170          6,386,109          6,092,370          5,150,323
          Contract maintenance charge                              (2,667)            (1,094)            (1,843)            (1,241)
                                                             ------------       ------------       ------------       ------------
      Increase in net assets from capital transactions         15,578,375          7,112,505         10,568,188          9,876,211
                                                             ------------       ------------       ------------       ------------

Increase in net assets                                         10,937,029          9,032,846          7,743,677          7,075,086
Net assets at beginning of period                              10,856,760          3,914,164          6,957,249          5,074,441
                                                             ------------       ------------       ------------       ------------
Net assets at end of period                                  $ 21,793,789       $ 12,947,010       $ 14,700,926       $ 12,149,527
                                                             ============       ============       ============       ============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                  384,180             98,888            361,444            423,097
      Units redeemed                                              (93,146)           (25,097)           (34,087)           (36,854)
      Units transferred                                           580,477            404,980            430,927            437,692
                                                             ------------       ------------       ------------       ------------
Increase in units outstanding                                     871,511            478,771            758,284            823,935
Beginning units                                                   612,249            318,151            481,239            384,946
                                                             ------------       ------------       ------------       ------------
Ending units                                                    1,483,760            796,922          1,239,523          1,208,881
                                                             ============       ============       ============       ============

Contracts with total expenses of 1.52% :
      Units sold                                                   54,044             18,567              6,473             13,042
      Units redeemed                                               (9,515)           (27,297)            (2,718)            (2,291)
      Units transferred                                            36,563             90,847             38,202             24,881
                                                             ------------       ------------       ------------       ------------
Increase in units outstanding                                      81,092             82,117             41,957             35,632
Beginning units                                                    35,007             33,708             32,914             23,901
                                                             ------------       ------------       ------------       ------------
Ending units                                                      116,099            115,825             74,871             59,533
                                                             ============       ============       ============       ============

Contracts with total expenses of 1.65% :
      Units sold                                                       --                 --                 --                 --
      Units redeemed                                                   --                 --                 --                 --
      Units transferred                                                --                 --                 --                 --
                                                             ------------       ------------       ------------       ------------
Increase in units outstanding                                          --                 --                 --                 --
Beginning units                                                        --                 --                 --                 --
                                                             ------------       ------------       ------------       ------------
Ending units                                                           --                 --                 --                 --
                                                             ============       ============       ============       ============


                                                                  Diversified            Cash              Focus
                                                                  Fixed Income        Management          Growth
                                                                   Portfolio           Portfolio         Portfolio
                                                                    Class A             Class A           Class A*
                                                                    -------             -------           --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                                $    430,896       $    (9,322)      $    (53,701)
      Net realized gains (losses) from securities
          transactions                                                  14,262            67,044           (120,835)
      Change in net unrealized appreciation
          (depreciation) of investments                                 19,188            90,802           (864,717)
                                                                  ------------       -----------       ------------
      Increase (decrease) in net assets from operations                464,346           148,524         (1,039,253)
                                                                  ------------       -----------       ------------

From capital transactions
          Net proceeds from units sold                               2,706,688         1,931,080          3,987,022
          Cost of units redeemed                                      (480,629)         (242,292)          (240,497)
          Net transfers                                              4,780,268         1,894,458          6,522,902
          Contract maintenance charge                                     (940)             (130)               (24)
                                                                  ------------       -----------       ------------
      Increase in net assets from capital transactions               7,005,387         3,583,116         10,269,403
                                                                  ------------       -----------       ------------

Increase in net assets                                               7,469,733         3,731,640          9,230,150
Net assets at beginning of period                                    5,245,985         2,717,232                  0
                                                                  ------------       -----------       ------------
Net assets at end of period                                       $ 12,715,718       $ 6,448,872       $  9,230,150
                                                                  ============       ===========       ============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                       250,610           183,612            416,446
      Units redeemed                                                   (34,680)          (19,889)           (21,453)
      Units transferred                                                405,602           164,145            745,445
                                                                  ------------       -----------       ------------
Increase in units outstanding                                          621,532           327,868          1,140,438
Beginning units                                                        513,721           235,608                  0
                                                                  ------------       -----------       ------------
Ending units                                                         1,135,253           563,476          1,140,438
                                                                  ============       ===========       ============

Contracts with total expenses of 1.52% :
      Units sold                                                        13,723                 0              5,546
      Units redeemed                                                   (11,545)           (2,886)           (10,740)
      Units transferred                                                 52,457            10,850             75,672
                                                                  ------------       -----------       ------------
Increase in units outstanding                                           54,635             7,964             70,478
Beginning units                                                         13,385            26,880                  0
                                                                  ------------       -----------       ------------
Ending units                                                            68,020            34,844             70,478
                                                                  ============       ===========       ============

Contracts with total expenses of 1.65% :
      Units sold                                                            --                --                 --
      Units redeemed                                                        --                --                 --
      Units transferred                                                     --                --                 --
                                                                  ------------       -----------       ------------
Increase in units outstanding                                               --                --                 --
Beginning units                                                             --                --                 --
                                                                  ------------       -----------       ------------
Ending units                                                                --                --                 --
                                                                  ============       ===========       ============

----------
* For the period from July 7, 2000 (inception) to April 30, 2001.


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
       FOR THE PERIOD FROM OCTOBER 16, 2000 (INCEPTION) TO APRIL 30, 2001
                                   (Continued)

                                                                                  Moderate           Balanced         Conservative
                                                                Growth             Growth             Growth             Growth
                                                               Strategy           Strategy           Strategy           Strategy
                                                                Class B            Class B            Class B            Class B
                                                                -------            -------            -------            -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                           $    349,550       $    311,866       $     55,495       $    (18,745)
      Net realized gains (losses) from securities
          transactions                                           (263,174)           (41,025)           (50,094)            (5,961)
      Change in net unrealized appreciation
          (depreciation) of investments                          (795,385)          (680,088)            33,997             81,451
                                                             ------------       ------------       ------------       ------------
      Increase (decrease) in net assets from operations          (709,009)          (409,247)            39,398             56,745
                                                             ------------       ------------       ------------       ------------

From capital transactions
          Net proceeds from units sold                         27,037,570         27,705,512         15,762,098         11,599,237
          Cost of units redeemed                                 (611,648)          (231,470)          (305,295)           (37,773)
          Net transfers                                         5,422,150          8,330,795          5,809,808          2,156,608
          Contract maintenance charge                                   0                  0                  0                  0
                                                             ------------       ------------       ------------       ------------
      Increase in net assets from capital transactions         31,848,072         35,804,837         21,266,611         13,718,072
                                                             ------------       ------------       ------------       ------------

Increase in net assets                                         31,139,063         35,395,590         21,306,009         13,774,817
Net assets at beginning of period                                       0                  0                  0                  0
                                                             ------------       ------------       ------------       ------------
Net assets at end of period                                  $ 31,139,063       $ 35,395,590       $ 21,306,009       $ 13,774,817
                                                             ============       ============       ============       ============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
      Units sold                                                  397,632            366,914            266,029            137,407
      Units redeemed                                               (2,523)            (5,280)              (925)              (192)
      Units transferred                                             2,931            121,622            109,964             43,920
                                                             ------------       ------------       ------------       ------------
Increase in units outstanding                                     398,040            483,256            375,068            181,135
Beginning units                                                         0                  0                  0                  0
                                                             ------------       ------------       ------------       ------------
Ending units                                                      398,040            483,256            375,068            181,135
                                                             ============       ============       ============       ============

Contracts with total expenses of 1.52%:
      Units sold                                                       --                 --                 --                 --
      Units redeemed                                                   --                 --                 --                 --
      Units transferred                                                --                 --                 --                 --
                                                             ------------       ------------       ------------       ------------
Increase in units outstanding                                          --                 --                 --                 --
Beginning units                                                        --                 --                 --                 --
                                                             ------------       ------------       ------------       ------------
Ending units                                                           --                 --                 --                 --
                                                             ============       ============       ============       ============

Contracts with total expenses of 1.65%:
      Units sold                                                1,148,424          1,304,211            784,134            686,492
      Units redeemed                                              (31,507)            (8,856)           (19,530)            (2,512)
      Units transferred                                           314,351            396,657            284,484            111,397
                                                             ------------       ------------       ------------       ------------
Increase in units outstanding                                   1,431,268          1,692,012          1,049,088            795,377
Beginning units                                                         0                  0                  0                  0
                                                             ------------       ------------       ------------       ------------
Ending units                                                    1,431,268          1,692,012          1,049,088            795,377
                                                             ============       ============       ============       ============


                                                                 Large Cap           Large Cap         Large Cap
                                                                   Growth            Composite           Value
                                                                 Portfolio           Portfolio         Portfolio
                                                                  Class B             Class B           Class B
                                                                  -------             -------           -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                              $    216,932       $    36,601       $     76,318
      Net realized gains (losses) from securities
          transactions                                               (56,913)          (28,308)           (41,031)
      Change in net unrealized appreciation
          (depreciation) of investments                             (828,104)          (87,411)           239,100
                                                                ------------       -----------       ------------
      Increase (decrease) in net assets from operations             (668,085)          (79,118)           274,387
                                                                ------------       -----------       ------------

From capital transactions
          Net proceeds from units sold                            11,871,474         4,171,964         10,442,230
          Cost of units redeemed                                    (360,778)          (24,111)          (236,877)
          Net transfers                                            1,765,003           384,975          1,979,256
          Contract maintenance charge                                      0                 0                  0
                                                                ------------       -----------       ------------
      Increase in net assets from capital transactions            13,275,699         4,532,828         12,184,609
                                                                ------------       -----------       ------------

Increase in net assets                                            12,607,614         4,453,710         12,458,996
Net assets at beginning of period                                          0                 0                  0
                                                                ------------       -----------       ------------
Net assets at end of period                                     $ 12,607,614       $ 4,453,710       $ 12,458,996
                                                                ============       ===========       ============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
      Units sold                                                     147,320            25,655            157,614
      Units redeemed                                                 (18,073)             (235)           (16,511)
      Units transferred                                                9,499             4,776            (31,012)
                                                                ------------       -----------       ------------
Increase in units outstanding                                        138,746            30,196            110,091
Beginning units                                                            0                 0                  0
                                                                ------------       -----------       ------------
Ending units                                                         138,746            30,196            110,091
                                                                ============       ===========       ============

Contracts with total expenses of 1.52%:
      Units sold                                                          --                --                 --
      Units redeemed                                                      --                --                 --
      Units transferred                                                   --                --                 --
                                                                ------------       -----------       ------------
Increase in units outstanding                                             --                --                 --
Beginning units                                                           --                --                 --
                                                                ------------       -----------       ------------
Ending units                                                              --                --                 --
                                                                ============       ===========       ============

Contracts with total expenses of 1.65%:
      Units sold                                                     955,366           367,060            709,274
      Units redeemed                                                 (14,137)           (2,018)            (2,990)
      Units transferred                                              167,236            32,762            193,267
                                                                ------------       -----------       ------------
Increase in units outstanding                                      1,108,465           397,804            899,551
Beginning units                                                            0                 0                  0
                                                                ------------       -----------       ------------
Ending units                                                       1,108,465           397,804            899,551
                                                                ============       ===========       ============

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
       FOR THE PERIOD FROM OCTOBER 16, 2000 (INCEPTION) TO APRIL 30, 2001
                                   (Continued)

                                                                 Mid Cap           Mid Cap                         International
                                                                 Growth             Value          Small Cap          Equity
                                                                Portfolio         Portfolio        Portfolio         Portfolio
                                                                 Class B           Class B          Class B           Class B
                                                                 -------           -------          -------           -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                           $    445,546       $   112,507       $   195,942       $    19,861
      Net realized gains (losses) from securities
          transactions                                            (38,095)          (10,365)          (35,676)           58,826
      Change in net unrealized appreciation
          (depreciation) of investments                          (725,475)          326,220          (296,631)         (122,117)
                                                             ------------       -----------       -----------       -----------
      Increase (decrease) in net assets from operations          (318,024)          428,362          (136,365)          (43,430)
                                                             ------------       -----------       -----------       -----------

From capital transactions
          Net proceeds from units sold                          8,457,829         8,755,915         5,324,727         5,572,696
          Cost of units redeemed                                 (185,399)          (77,338)          (55,448)          (75,778)
          Net transfers                                         2,423,190           784,289         1,148,690           492,670
          Contract maintenance charge                                   0                 0                 0                 0
                                                             ------------       -----------       -----------       -----------
      Increase in net assets from capital transactions         10,695,620         9,462,866         6,417,969         5,989,588
                                                             ------------       -----------       -----------       -----------

Increase in net assets                                         10,377,596         9,891,228         6,281,604         5,946,158
Net assets at beginning of period                                       0                 0                 0                 0
                                                             ------------       -----------       -----------       -----------
Net assets at end of period                                  $ 10,377,596       $ 9,891,228       $ 6,281,604       $ 5,946,158
                                                             ============       ===========       ===========       ===========

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
      Units sold                                                   67,698           131,184            50,902           168,476
      Units redeemed                                               (8,633)           (2,331)           (1,636)           (6,180)
      Units transferred                                            21,564           (30,490)           12,625           (74,978)
                                                             ------------       -----------       -----------       -----------
Increase in units outstanding                                      80,629            98,363            61,891            87,318
Beginning units                                                         0                 0                 0                 0
                                                             ------------       -----------       -----------       -----------
Ending units                                                       80,629            98,363            61,891            87,318
                                                             ============       ===========       ===========       ===========

Contracts with total expenses of 1.52%:
      Units sold                                                       --                --                --                --
      Units redeemed                                                   --                --                --                --
      Units transferred                                                --                --                --                --
                                                             ------------       -----------       -----------       -----------
Increase in units outstanding                                          --                --                --                --
Beginning units                                                        --                --                --                --
                                                             ------------       -----------       -----------       -----------
Ending units                                                           --                --                --                --
                                                             ============       ===========       ===========       ===========

Contracts with total expenses of 1.65%:
      Units sold                                                  521,778           515,451           410,235           392,018
      Units redeemed                                               (4,405)           (3,371)           (3,550)           (1,223)
      Units transferred                                           160,801            86,794            92,912           141,466
                                                             ------------       -----------       -----------       -----------
Increase in units outstanding                                     678,174           598,874           499,597           532,261
Beginning units                                                         0                 0                 0                 0
                                                             ------------       -----------       -----------       -----------
Ending units                                                      678,174           598,874           499,597           532,261
                                                             ============       ===========       ===========       ===========


                                                               Diversified           Cash              Focus
                                                               Fixed Income        Management          Growth
                                                                Portfolio          Portfolio          Portfolio
                                                                 Class B            Class B            Class B
                                                                 -------            -------            -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                            $      5,366       $    (31,230)      $    (49,712)
      Net realized gains (losses) from securities
          transactions                                              (1,566)            21,803            (24,522)
      Change in net unrealized appreciation
          (depreciation) of investments                            (81,203)            74,269             61,520
                                                              ------------       ------------       ------------
      Increase (decrease) in net assets from operations            (77,403)            64,842            (12,714)
                                                              ------------       ------------       ------------

From capital transactions
          Net proceeds from units sold                           7,042,895         19,158,869         11,291,921
          Cost of units redeemed                                   (73,016)          (128,184)          (157,777)
          Net transfers                                          3,138,194          1,384,864          3,652,748
          Contract maintenance charge                                    0                  0                  0
                                                              ------------       ------------       ------------
      Increase in net assets from capital transactions          10,108,073         20,415,549         14,786,892
                                                              ------------       ------------       ------------

Increase in net assets                                          10,030,670         20,480,391         14,774,178
Net assets at beginning of period                                        0                  0                  0
                                                              ------------       ------------       ------------
Net assets at end of period                                   $ 10,030,670       $ 20,480,391       $ 14,774,178
                                                              ============       ============       ============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
      Units sold                                                    94,365            384,711            323,112
      Units redeemed                                                (5,159)            (8,015)            (9,029)
      Units transferred                                            127,956            337,133             22,434
                                                              ------------       ------------       ------------
Increase in units outstanding                                      217,162            713,829            336,517
Beginning units                                                          0                  0                  0
                                                              ------------       ------------       ------------
Ending units                                                       217,162            713,829            336,517
                                                              ============       ============       ============

Contracts with total expenses of 1.52%:
      Units sold                                                        --                 --                 --
      Units redeemed                                                    --                 --                 --
      Units transferred                                                 --                 --                 --
                                                              ------------       ------------       ------------
Increase in units outstanding                                           --                 --                 --
Beginning units                                                         --                 --                 --
                                                              ------------       ------------       ------------
Ending units                                                            --                 --                 --
                                                              ============       ============       ============

Contracts with total expenses of 1.65%:
      Units sold                                                   568,162          1,401,007          1,148,173
      Units redeemed                                                (1,679)            (3,898)           (12,890)
      Units transferred                                            166,366           (208,393)           463,434
                                                              ------------       ------------       ------------
Increase in units outstanding                                      732,849          1,188,716          1,598,717
Beginning units                                                          0                  0                  0
                                                              ------------       ------------       ------------
Ending units                                                       732,849          1,188,716          1,598,717
                                                              ============       ============       ============

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
       FOR THE PERIOD FROM OCTOBER 16, 2000 (INCEPTION) TO APRIL 30, 2001
                                   (Continued)

                                                              Focus Growth         Focus
                                                               and Income         TechNet
                                                               Portfolio         Portfolio
                                                                Class B           Class B              Total
                                                                -------           -------              -----
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                           $    (4,328)      $    (2,955)      $    70,912,002
      Net realized gains (losses) from securities
          transactions                                            (2,788)          (19,270)            1,141,085
      Change in net unrealized appreciation
          (depreciation) of investments                          (13,973)           91,082          (172,771,606)
                                                             -----------       -----------       ---------------
      Increase (decrease) in net assets from operations          (21,089)           68,857          (100,718,519)
                                                             -----------       -----------       ---------------

From capital transactions
          Net proceeds from units sold                         1,833,492         1,765,170           281,032,277
          Cost of units redeemed                                  (3,731)          (17,743)          (58,915,640)
          Net transfers                                          167,769           173,983           199,431,674
          Contract maintenance charge                                  0                 0              (213,045)
                                                             -----------       -----------       ---------------
      Increase in net assets from capital transactions         1,997,530         1,921,410           421,335,266
                                                             -----------       -----------       ---------------

Increase in net assets                                         1,976,441         1,990,267           320,616,747
Net assets at beginning of period                                      0                 0           685,567,273
                                                             -----------       -----------       ---------------
Net assets at end of period                                  $ 1,976,441       $ 1,990,267       $ 1,006,184,020
                                                             ===========       ===========       ===============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                  21,983            54,269
      Units redeemed                                                  (5)              (65)
      Units transferred                                              950             1,308
                                                             -----------       -----------
Increase in units outstanding                                     22,928            55,512
Beginning units                                                        0                 0
                                                             -----------       -----------
Ending units                                                      22,928            55,512
                                                             ===========       ===========

Contracts with total expenses of 1.52% :
      Units sold                                                      --                --
      Units redeemed                                                  --                --
      Units transferred                                               --                --
                                                             -----------       -----------
Increase in units outstanding                                         --                --
Beginning units                                                       --                --
                                                             -----------       -----------
Ending units                                                          --                --
                                                             ===========       ===========

Contracts with total expenses of 1.65% :
      Units sold                                                 179,226           212,225
      Units redeemed                                                (417)           (3,102)
      Units transferred                                           18,236            24,726
                                                             -----------       -----------
Increase in units outstanding                                    197,045           233,849
Beginning units                                                        0                 0
                                                             -----------       -----------
Ending units                                                     197,045           233,849
                                                             ===========       ===========


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.          ORGANIZATION

            Variable Annuity Account Five of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) (the "Separate Account") is a segregated investment account of AIG SunAmerica Life Assurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. However the Company is continuing to do business as Anchor National Life Insurance Company. It is currently anticipated that the Company will seek regulatory approval to change its name in each state in which it does business to AIG SunAmerica Life Assurance Company effective sometime in the first quarter of 2003. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

            The Separate Account offers the following products: Seasons, Seasons Select, Seasons Select II, Seasons Advisor and Seasons Triple Elite. Seasons Advisor and Seasons Triple Elite are new products launched on October 1, 2001 and December 10, 2001, respectively. Seasons Select II was launched in the prior fiscal year on October 16, 2000.

            The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

            The Separate Account is composed of four Class A and four Class B multi-managed variable investment strategies (the "Strategies"), nine Class A and nine Class B variable portfolios (the "Select Portfolios"), and one Class A and four Class B focused portfolios (the "Focused Portfolios"), each with a distinct investment objective. The Strategies are comprised of Growth, Moderate Growth, Balanced Growth, and Conservative Growth. Each strategy invests in the shares of a designated multi-managed portfolio of the Seasons Series Trust (the "Trust") and in two other portfolios of the Trust. Each of the Select Portfolios and the Focused Portfolios is invested solely in the shares of a designated portfolio of the Trust. The Trust is a diversified, open-end, affiliated investment company, which retains an investment advisor to assist in its investment activities. The contract holder may elect to have payments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the Strategies, Select Portfolios and Focused Portfolios and do not include balances allocated to the General Account.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.          ORGANIZATION (continued)

            The inception dates of Strategies, Select Portfolios, and Focused Portfolios in the Separate Account are the following:

            October 4, 2001 for Focus Value Portfolio; July 7, 2000 for Focus Growth Portfolio; December 29, 2000 for Focus Growth & Income and Focus TechNet Portfolios; March 1, 1999 for Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap, and International Equity Portfolios; March 10, 1999 for Diversified Fixed Income Portfolio; March 26, 1999 for Cash Management Portfolio; April 15, 1997 for Growth, Moderate Growth, Balanced Growth, and Conservative Growth Strategies.


2.          SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

            INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the fair value of each of the portfolios of the Trusts as determined at the close of business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

            FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

            USE OF ESTIMATES: The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

            RECLASSIFICATION: Prior year balances have been reclassified to conform with the current year reclassified presentation.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.          CHARGES AND DEDUCTIONS

            Charges and deductions are applied against the current value of the Separate Account and are paid as follows.

            WITHDRAWAL CHARGE: Contracts without the Seasons Rewards Program provide that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 9% of any amount withdrawn that exceed the free withdrawal amount.

            The Seasons Rewards Program adds an amount to the contract (an "Initial Payment Enhancement") each time a purchase payment is submitted. An Initial Payment Enhancement is calculated as a percentage of each Purchase Payment. The minimum Initial Payment Enhancement is 2.00% of each Purchase Payment. Additionally, a discretionary amount may be added to the contract. If offered and elected, the maximum withdrawal charge for contracts with this option is 9% of any amount withdrawn that exceeds the free withdrawal amount.

            CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against certain contracts issued, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contracts. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal.

            MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis. The total annual rate of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, depending on the benefit options elected for each product, is as follows: Seasons - 1.25%, Seasons Select - 1.25% or 1.37%, Seasons Select II and Seasons Advisor - 1.25% or 1.50% and Seasons Triple Elite - 1.40%, 1.55% or 1.80%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

            DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, computed on a daily basis. This charge is for all expenses associated with the

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.          CHARGES AND DEDUCTIONS (continued)

            distribution of the contract. If this charge is not enough to cover the cost of distributing the contract, the Company will bear the loss.

            TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying statement of changes in net assets.

            INCOME PROTECTOR FEE: The optional Income Protector Program, offered with certain contracts, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is 0.10% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying statement of changes in net assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for purchase payments, proportional withdrawals, fees and charges.

            PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

            SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


4.          PURCHASES AND SALES OF INVESTMENTS

            The aggregate cost of the Trust's shares acquired and the aggregate proceeds from shares sold during the period ended April 30, 2002 consist of the following:

                                                                                 Cost of Shares                 Proceeds from
            Portfolios                                                                 Acquired                   Shares Sold
            ----------                                                                 --------                   -----------
            Multi-Managed Growth Portfolio Class A                                $  15,028,082                $   17,304,553
            Multi-Managed Moderate Growth Portfolio Class A                          17,223,072                    16,531,617
            Multi-Managed Income/Equity Portfolio Class A                            13,808,739                    14,077,736
            Multi-Managed Income Portfolio Class A                                   11,634,142                    10,368,182
            Asset Allocation: Diversified Growth Portfolio Class A                   16,212,181                    28,640,028
            Stock Portfolio Class A                                                  19,755,941                    37,245,905
            Large Cap Growth Portfolio Class A                                        2,679,555                     6,444,492
            Large Cap Composite Portfolio Class A                                     1,989,799                     2,539,461
            Large Cap Value Portfolio Class A                                         5,537,356                     2,967,091
            Mid Cap Growth Portfolio Class A                                          2,653,630                     4,272,410
            Mid Cap Value Portfolio Class A                                           7,616,415                     4,152,380
            Small Cap Portfolio Class A                                               3,170,403                     2,908,998
            International Equity Portfolio Class A                                    1,263,733                     2,037,864
            Diversified Fixed Income Portfolio Class A                                6,209,867                     3,708,448
            Cash Management Portfolio Class A                                        14,115,477                    14,895,777
            Focus Growth Portfolio Class A                                            2,227,899                     2,506,268
            Multi-Managed Growth Portfolio Class B                                   46,095,143                     3,130,096
            Multi-Managed Moderate Growth Portfolio Class B                          78,662,672                     2,633,490
            Multi-Managed Income/Equity Portfolio Class B                            65,084,106                     3,267,200
            Multi-Managed Income Portfolio Class B                                   47,198,537                     4,073,911
            Asset Allocation: Diversified Growth Portfolio Class B                  103,381,388                     6,788,922
            Stock Portfolio Class B                                                  86,453,370                    10,134,040
            Large Cap Growth Portfolio Class B                                       33,237,087                     2,595,927
            Large Cap Composite Portfolio Class B                                    14,494,594                     2,223,701
            Large Cap Value Portfolio Class B                                        47,152,743                     3,186,261
            Mid Cap Growth Portfolio Class B                                        30,479,117                      4,523,184
            Mid Cap Value Portfolio Class B                                          40,767,679                     2,907,273
            Small Cap Portfolio Class B                                              38,089,513                    12,585,018
            International Equity Portfolio Class B                                  116,057,688                    97,741,907
            Diversified Fixed Income Portfolio Class B                               62,471,612                    20,712,570
            Cash Management Portfolio Class B                                       155,866,679                   144,787,418

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


4.          PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                                 Cost of Shares                 Proceeds from
            Portfolios                                                                 Acquired                   Shares Sold
            ----------                                                                 --------                   -----------
            Focus Growth Portfolio Class B                                       $   27,371,121                $    5,032,929
            Focus Growth and Income Portfolio Class B                                13,017,255                     1,143,581
            Focus Value Portfolio Class B                                            14,123,620                       313,610
            Focus TechNet Portfolio Class B                                          14,969,809                     8,074,129

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES

      A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and net investment income ratios for the period ended April 30, 2002 follows:


                                                                            Ratio of
                                                      Net Assets           expenses to      Ratio of
                                            ----------------------------     average       investment             Total
                                                Unit                       net assets      income to             Return
                                            Value Lowest        Total        Lowest         average             Lowest to
                Units                       to Highest ($)    Value ($)   to Highest (1)  net assets (3)        Highest (4)
                -----                       --------------    ---------   --------------  --------------        -----------
Growth Strategy Class A
          10,908,140                        14.34  to 14.40  157,031,366  1.40% to 1.52%       3.18%       -15.71% to -15.61%

Moderate Growth Strategy Class A
          11,717,719                         14.15 to 14.20  166,340,750  1.40% to 1.52%       4.38%       -13.00% to -12.89%

Balanced Growth Strategy Class A
          8,709,189                          13.68 to 13.73  119,574,001  1.40% to 1.52%       6.57%         -8.48% to -8.37%

Conservative Growth Strategy Class A
          6,350,294                          13.39 to 13.44   85,371,281  1.40% to 1.52%      10.18%         -5.01% to -4.90%

Large Cap Growth Portfolio Class A
          2,480,659                            7.18 to 7.95   19,546,687  1.40% to 1.52%       0.00%       -21.62% to -21.52%

Large Cap Composite Portfolio Class A
          694,260                              8.16 to 8.88    6,145,402  1.40% to 1.52%       0.03%       -14.97% to -14.86%

Large Cap Value Portfolio Class A
          1,523,447                          10.84 to 11.32   17,218,760  1.40% to 1.52%       0.54%         -8.53% to -8.42%

Mid Cap Growth Portfolio Class A
          1,472,485                          11.21 to 12.21   17,888,985  1.40% to 1.52%       0.00%       -10.98% to -10.87%

Mid Cap Value Portfolio Class A
          1,101,922                          15.41 to 15.66   17,237,519  1.40% to 1.52%       0.70%         10.07% to 10.20%

Small Cap Portfolio Class A
          1,348,181                          10.07 to 10.48   14,095,807  1.40% to 1.52%       0.00%         -6.64% to -6.52%

International Equity Portfolio Class A
          1,166,987                            7.25 to 7.78    9,048,213  1.40% to 1.52%       0.00%       -19.13% to -19.04%

Diversified Fixed Income Portfolio Class A
          1,411,919                          10.76 to 10.93   15,426,164  1.40% to 1.52%       3.00%           3.26% to 3.39%

Cash Management Portfolio Class A
            531,352                          10.81 to 10.86    5,766,910  1.40% to 1.52%       0.64%      -0.89%(2) to -0.81%(2)

Focus Growth Portfolio Class A
          1,173,483                            6.20 to 6.58    7,699,685  1.40% to 1.52%       0.00%       -14.01% to -13.90%

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (Continued)

                                                                            Ratio of
                                                      Net Assets           expenses to      Ratio of
                                            ----------------------------     average       investment             Total
                                                Unit                       net assets      income to             Return
                                            Value Lowest        Total        Lowest         average             Lowest to
                Units                       to Highest ($)    Value ($)   to Highest (1)  net assets (3)        Highest (4)
                -----                       --------------    ---------   --------------  --------------        -----------
Growth Strategy Class B
          6,910,595                          14.30 to 14.48   98,937,250  1.40% to 1.95%       1.19%        -15.96% to -4.75%(5)

Moderate Growth Strategy Class B
         10,962,655                          14.11 to 14.16  154,852,713  1.40% to 1.95%       1.57%        -13.25% to -4.51%(5)

Balanced Growth Strategy Class B
          9,013,774                          13.64 to 13.70  123,147,411  1.40% to 1.95%       1.97%         -8.77% to -3.25%(5)

Conservative Growth Strategy Class B
          6,071,979                          13.35 to 13.53   81,208,456  1.40% to 1.95%       2.47%         -5.31% to -0.98%(5)

Large Cap Growth Portfolio Class B
          4,680,882                            7.90 to 7.95   37,007,912  1.40% to 1.95%       0.00%        -21.84% to -9.76%(5)

Large Cap Composite Portfolio Class B
          1,735,375                            8.82 to 8.88   15,328,272  1.40% to 1.95%       0.00%        -15.19% to -5.80%(5)

Large Cap Value Portfolio Class B
          4,675,294                          11.00 to 11.30   52,651,828  1.40% to 1.95%       0.43%         -8.79% to -5.42%(5)

Mid Cap Growth Portfolio Class B
          2,843,909                          12.14 to 12.25   34,553,224  1.40% to 1.95%       0.00%        -11.22% to -1.75%(5)

Mid Cap Value Portfolio Class B
          3,225,649                          14.73 to 15.63   50,248,919  1.40% to 1.95%       0.59%        2.88%(5) to 10.04%

Small Cap Portfolio Class B
          2,996,292                          10.42 to 10.51   31,232,150  1.40% to 1.95%       0.00%          -6.89% to 2.01%(5)

International Equity Portfolio Class B
          2,956,184                            7.74 to 7.79   22,913,462  1.40% to 1.95%       0.00%        -19.32% to -1.39%(5)

Diversified Fixed Income Portfolio Class B
          4,759,508                          10.62 to 10.91   51,800,174  1.40% to 1.95%       3.18%        -1.36%(5) to 3.24%

Cash Management Portfolio Class B
          2,950,078                          10.79 to 10.86   31,893,473  1.40% to 1.95%       0.62%      -1.24%(2) to -0.94%(2)

Focus Growth Portfolio Class B
          5,145,160                            6.55 to 6.59   33,702,315  1.40% to 1.95%       0.00%        -14.25% to -4.46%(5)

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (Continued)

                                                                            Ratio of
                                                      Net Assets           expenses to      Ratio of
                                            ----------------------------     average       investment             Total
                                                Unit                       net assets      income to             Return
                                            Value Lowest        Total        Lowest         average             Lowest to
                Units                       to Highest ($)    Value ($)   to Highest (1)  net assets (3)        Highest (4)
                -----                       --------------    ---------   --------------  --------------        -----------
Focus Growth and Income Portfolio Class B
          1,679,285                            8.14 to 8.55   13,818,473  1.40% to 1.95%       0.05%          -8.96% to 2.02%(5)

Focus Value Portfolio Class B
          1,266,808                          10.65 to 10.79   13,591,403  1.40% to 1.95%       0.00%       -3.51%(6) to 7.40%(5)

Focus TechNet Portfolio Class B
          1,430,649                            3.30 to 3.65    5,099,065  1.40% to 1.95%       0.00%       -47.98% to -25.68%(5)

----------
(1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units. Ratios are annualized for periods less than one year.

(2) Represents the annualized effective yield for the 7 day period ended April 30, 2002.

(3) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest. Ratios are annualized for periods less than one year.

(4) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.

(5)   For the period from December 10, 2001 (effective date) to April 30, 2002.

(6)   For the period from October 4, 2001 (effective date) to April 30, 2002.

                           PART C -- OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)    Financial Statements

       The following financial statements are included in Part B of the Registration Statement:



        The consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002.


        The financial statements of Variable Annuity Account Five at April 30, 2002 and for each of the two years in the period ended April 30, 2002.


(b) Exhibits

(1)     Resolutions Establishing Separate Account                                  **
(2)     Custody Agreements                                                         **
(3)     (a)    Form of Distribution Contract                                       **
        (b)    Form of Selling Agreement                                           **
(4)     (a)    Variable Annuity Contract                                           +
        (b)    Endorsement                                                         *
(5)     (a)    Application for Contract                                            +
        (b)    Participant Enrollment Form                                         +
(6)     Depositor -- Corporate Documents
        (a)    Certificate of Incorporation                                        ++
        (b)    By-Laws                                                             ++
        (c)    Amendment to the Articles of Incorporation                          Filed Herewith
(7)     Reinsurance Contract                                                       Not Applicable
(8)     Seasons Series Trust Form of Fund Participation Agreement                  **
(9)     Opinion of Counsel                                                         +
        Consent of Counsel                                                         Not Applicable
(10)    Consent of Independent Accountants                                         Filed Herewith
(11)    Financial Statements Omitted from Item 23                                  Not Applicable
(12)    Initial Capitalization Agreement                                           Not Applicable
(13)    Performance Computations                                                   +
(14)    Diagram and Listing of All Persons Directly or Indirectly Controlled By
        or Under Common Control with AIG SunAmerica, the Depositor of Registrant   Filed Herewith
(15)    Power of Attorney                                                          +

----------

* Incorporated by reference to Variable Annuity Account Five and Anchor National Life Insurance Company Registration Statement Post-Effective Amendment 9, File No. 333-08877, filed September 25, 2000, accession number 0000912057-00-042501.

** Incorporated by reference to Variable Annuity Account Five and Anchor National Life Insurance Company Registration Statement Pre-Effective Amendment No.1 and Amendment No. 1, File Nos. 333-08859 and 811-07727, filed March 11, 1997, accession number 0000912057-97-008516.

+ Incorporated by reference to Variable Annuity Account Five and Anchor National Life Insurance Company Registration Statement Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-64338 and 811-07727, filed September 21, 2001, accession number 0000950148-01-501871.

++ Incorporated by reference to Variable Annuity Account Five and Anchor National Life Insurance Company Registration Statement Post-Effective Amendment No. 1 and Amendment No. 2, File Nos. 333-64338 and 811-07727, filed April 15, 2002, accession number 0000950148-02-000996.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


    The officers and directors of AIG SunAmerica Life Assurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                                 POSITION
----                                                 --------
Jay S. Wintrob                                       Director and Chief Executive Officer
Jana W. Greer*                                       Director and President
James R. Belardi                                     Director and Senior Vice President
N. Scott Gillis*                                     Director and Senior Vice President
Edwin R. Raquel*                                     Senior Vice President and Chief Actuary
Marc H. Gamsin                                       Director and Senior Vice President
Mark A. Zaeske                                       Treasurer
J. Franklin Grey                                     Vice President
Maurice S. Hebert*                                   Vice President and Controller
Gregory M. Outcalt                                   Senior Vice President
Stewart R. Polakov*                                  Vice President
Christine A. Nixon                                   Vice President and Secretary
Ron Tani                                             Vice President
Virginia N. Puzon                                    Assistant Secretary

----------------
*  Principal Business Address is 21650 Oxnard Street, Woodland Hills, CA 91367


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 of this Registration Statement which is filed herein. An organization chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-03-003570 filed March 31, 2003.


ITEM 27. NUMBER OF CONTRACT OWNERS


    As of March 3, 2003, the number of contracts funded by Variable Annuity Account Five (portion relating to the SEASONS ADVISOR Variable Annuity) of AIG SunAmerica Life was 478 of which 150 were qualified contracts and 328 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

    Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent required or permitted by the Laws of the State of Arizona, now or hereafter in force, whether such persons are serving the Company, or, at its request, any other entity, which indemnification shall include the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws, which are incorporated herein by reference.

    Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

    Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29. PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

        AIG SunAmerica Life Assurance Company - Variable Separate Account
        AIG SunAmerica Life Assurance Company - Variable Annuity Account One AIG SunAmerica Life Assurance Company - Variable Annuity Account Four AIG SunAmerica Life Assurance Company - Variable Annuity Account Five AIG SunAmerica Life Assurance Company - Variable Annuity Account Seven AIG SunAmerica Life Assurance Company - Variable Annuity Account Nine First SunAmerica Life Insurance Company - FS Variable Separate Account First SunAmerica Life Insurance Company - FS Variable Annuity Account One
        First SunAmerica Life Insurance Company - FS Variable Annuity Account
        Five
        First SunAmerica Life Insurance Company - FS Variable Annuity Account
        Nine
        Presidential Life Insurance Company - Variable Account One
        SunAmerica Series Trust
        SunAmerica Income Funds issued by AIG SunAmerica Asset Management Inc. (SAAMCo.)
        Style Select Series, Inc. issued by SAAMCo.
        SunAmerica Equity Funds issued by SAAMCo.
        SunAmerica Money Market Funds, Inc. issued by SAAMCo.
        SunAmerica Strategic Investment Series issued by SAAMCo.
        SunAmerica Senior Floating Rate Fund, issued by SAAMCo.

(b) Directors, Officers and principal place of business:

        Officer/Directors*                    Position
        -----------------------------------------------------------------------------------
        Peter Harbeck                         Director
        J. Steven Neamtz                      Director, President & Chief Executive Officer
        Robert M. Zakem                       Director, Executive Vice President
                                              & Assistant Secretary
        John T. Genoy                         Vice President, Chief Financial Officer &
                                              Controller
        James Nichols                         Vice President
        Christine A. Nixon**                  Secretary
        Virginia N. Puzon**                   Assistant Secretary

* Unless otherwise indicated, AIG SunAmerica Capital Services' and the officers'/directors' principal business address is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90049.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    All of the accounts, books, records or other documents required to be kept by Section 31(a) of the investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.


ITEM 31. MANAGEMENT SERVICES

    Not Applicable.

ITEM 32. UNDERTAKINGS

    Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


     The Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88). The Registrant has complied with conditions one through four on the no-action letter.

     The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

     Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to its registration statement and has caused this Post-Effective Amendment No. 3 to the registration statement on form N-4, File No. 333-64338 to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 24th day of April, 2003.

                                     VARIABLE ANNUITY ACCOUNT FIVE
                                     (Registrant)

                                     By: AIG SUNAMERICA LIFE ASSURANCE
                                     COMPANY (Depositor)

                                     By: /s/ Jay S. Wintrob
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

                                     AIG SUNAMERICA LIFE ASSURANCE
                                     COMPANY (Depositor)

                                     By: /s/ Jay S. Wintrob
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated.

SIGNATURE                           TITLE                               DATE
--------------------------------------------------------------------------------------
Jay S. Wintrob*                     Chief Executive Officer             April 24, 2003
-----------------------------       and Director
Jay S. Wintrob                      (Principal Executive Officer)


James R. Belardi*                   Director                            April 24, 2003
-----------------------------
James R. Belardi

Marc H. Gamsin*                     Director                            April 24, 2003
-----------------------------
Marc H. Gamsin

N. Scott Gillis*                    Senior Vice President               April 24, 2003
-----------------------------       and Director
N. Scott Gillis                     (Principal Financial Officer)

Jana Waring Greer*                  Director                            April 24, 2003
-----------------------------
Jana Waring Greer

Maurice S. Hebert*                  Vice President and Controller       April 24, 2003
-----------------------------       (Principal Accounting Officer)
Maurice S. Hebert


*/s/ Mallary L. Reznik                                                  April 24, 2003
-----------------------------
Mallary L. Reznik
Attorney-in-fact

                                  EXHIBIT INDEX


EXHIBIT NO.    DESCRIPTION
-----------    ---------------------------------------------------------------------
(6)(c)         Amendment to the Articles on Incorporation...........................
(10)           Consent of Independent Accountants...................................

(14)           Diagram and Listing of All Persons Directly or Indirectly Controlled
                By or Under Common Control with AIG SunAmerica Life Assurance
                Company, the Depositor of Registrant................................
